Document and Entity Information	12 Months Ended
Jul. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb 28, 2013
Registrant Name	JPMorgan Trust I
Central Index Key	0001217286
Amendment Flag	false
Document Creation Date	Jun 27, 2013
Document Effective Date	Jul 1, 2013
Prospectus Date	Jul 1, 2013

Select Shares | JPMorgan Managed Income Fund
JPMorgan Managed Income Fund Class/Ticker: Select/JMGSX
What is the goal of the Fund?
The Fund seeks current income while seeking to maintain a low volatility of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Select Shares JPMorgan Managed Income Fund Select Class
Management Fees		0.15%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.35%
Shareholder Service Fees		0.25%
Remainder of Other Expenses		0.10%
Total Annual Fund Operating Expenses		0.50%
Fee Waivers and Expense Reimbursements	[1]	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.40%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.40% of the average daily net assets of Select Class Shares. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Select Shares JPMorgan Managed Income Fund SELECT CLASS SHARES	41	150	270	619

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Select Shares JPMorgan Managed Income Fund SELECT CLASS SHARES	41	150	270	619

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund mainly invests in investment grade, U.S. dollar denominated short-term fixed and floating rate debt securities. As part of its principal investment strategy, the Fund may invest in corporate securities, asset-backed securities and high quality money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes. The Fund may also invest in U.S. Treasury securities (including Separate Trading of Registered Interest and Principal of Securities (STRIPS)), securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, securities issued or guaranteed by supranational organizations, securities issued or guaranteed by foreign governments, repurchase agreements, and Rule 144A securities. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation, or a foreign government or its agencies and instrumentalities.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest more than 25% of its assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its assets in this industry as a temporary defensive measure.

All of the Fund's investments will carry a minimum short-term rating of P-2, A-2 or F2 or better by Moody's Investors Service Inc. (Moody's), Standard & Poor's Corporation (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), and a minimum long-term rating of Baa3, BBB–, or BBB– by Moody's, S&P, or Fitch, respectively, or the equivalent by another NRSRO at the time of investment or if such investments are unrated, deemed by J.P. Morgan Investment Management Inc. (JPMIM or the adviser) to be of comparable quality at the time of investment.

The Fund has flexibility to invest in derivatives and may use such instruments as substitutes for securities in which the Fund can invest. Derivatives are instruments which have a value based on another instrument, exchange rate or index. Although the use of derivatives is not a main strategy of the Fund under normal market conditions, the Fund may use futures contracts, options, swaps, and forward contracts in connection with its principal strategies in certain market conditions in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.

The adviser allocates the Fund's assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of their characteristics including income, interest rate risk, credit risk and the complex legal and technical structure of the transaction.

This Fund is not a money market fund.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund's investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund's investments are subject to the risk that a counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Asset-Backed Securities Risk. The Fund may invest in asset-backed securities that are subject to certain other risks including prepayment and call risks. During periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)), U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Derivatives Risk. Derivatives, including futures contracts, options, swaps and forward contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund's original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Derivatives may not perform as expected, so the Fund may not realize the intended benefits. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Foreign Issuer Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Concentration Risk. Because the Fund may invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry may have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Non-Money Market Fund Risk. The Fund is not a money market fund. Although the Fund seeks to provide low volatility of principal, the Fund's net asset value will fluctuate every day and these fluctuations may be significant on certain days. Also, the Fund is not subject to the liquidity requirements and investment and credit quality restrictions applicable to money market funds. There can be no guarantee that the fund will generate higher returns than money market funds.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year over the past two calendar years. The table shows the average annual total returns for the past one year and the life of the Fund. The table compares that performance to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, a broad-based securities market index, and the Lipper Ultra Short Obligation Funds Index. The Lipper index is based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-766-7722.
YEAR-BY-YEAR RETURNS

Best Quarter	1st quarter, 2012	0.30%
Worst Quarter	3rd quarter, 2011	-0.04%
The Fund's year-to-date total return through 3/31/13 was 0.17%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
Average Annual Total Returns Select Shares JPMorgan Managed Income Fund	Past 1 Year	Life of Fund	Inception Date
SELECT CLASS SHARES	0.62%	0.40%	Sep 30, 2010
SELECT CLASS SHARES Return After Taxes on Distributions	0.47%	0.27%	Sep 30, 2010
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	0.40%	0.27%	Sep 30, 2010
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (Reflects No Deduction for Fees, Expenses or Taxes)	0.11%	0.11%
Lipper Ultra Short Obligation Funds Index (Reflects No Deduction for Taxes)	1.78%	1.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Select Shares | JPMorgan Managed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Managed Income Fund Class/Ticker: Select/JMGSX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income while seeking to maintain a low volatility of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/14
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund mainly invests in investment grade, U.S. dollar denominated short-term fixed and floating rate debt securities. As part of its principal investment strategy, the Fund may invest in corporate securities, asset-backed securities and high quality money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes. The Fund may also invest in U.S. Treasury securities (including Separate Trading of Registered Interest and Principal of Securities (STRIPS)), securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, securities issued or guaranteed by supranational organizations, securities issued or guaranteed by foreign governments, repurchase agreements, and Rule 144A securities. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation, or a foreign government or its agencies and instrumentalities.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest more than 25% of its assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its assets in this industry as a temporary defensive measure.

All of the Fund's investments will carry a minimum short-term rating of P-2, A-2 or F2 or better by Moody's Investors Service Inc. (Moody's), Standard & Poor's Corporation (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), and a minimum long-term rating of Baa3, BBB–, or BBB– by Moody's, S&P, or Fitch, respectively, or the equivalent by another NRSRO at the time of investment or if such investments are unrated, deemed by J.P. Morgan Investment Management Inc. (JPMIM or the adviser) to be of comparable quality at the time of investment.

The Fund has flexibility to invest in derivatives and may use such instruments as substitutes for securities in which the Fund can invest. Derivatives are instruments which have a value based on another instrument, exchange rate or index. Although the use of derivatives is not a main strategy of the Fund under normal market conditions, the Fund may use futures contracts, options, swaps, and forward contracts in connection with its principal strategies in certain market conditions in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.

The adviser allocates the Fund's assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of their characteristics including income, interest rate risk, credit risk and the complex legal and technical structure of the transaction.

		This Fund is not a money market fund.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest more than 25% of its assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its assets in this industry as a temporary defensive measure.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund's investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund's investments are subject to the risk that a counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Asset-Backed Securities Risk. The Fund may invest in asset-backed securities that are subject to certain other risks including prepayment and call risks. During periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)), U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Derivatives Risk. Derivatives, including futures contracts, options, swaps and forward contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund's original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Derivatives may not perform as expected, so the Fund may not realize the intended benefits. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Foreign Issuer Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Concentration Risk. Because the Fund may invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry may have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Non-Money Market Fund Risk. The Fund is not a money market fund. Although the Fund seeks to provide low volatility of principal, the Fund's net asset value will fluctuate every day and these fluctuations may be significant on certain days. Also, the Fund is not subject to the liquidity requirements and investment and credit quality restrictions applicable to money market funds. There can be no guarantee that the fund will generate higher returns than money market funds.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year over the past two calendar years. The table shows the average annual total returns for the past one year and the life of the Fund. The table compares that performance to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, a broad-based securities market index, and the Lipper Ultra Short Obligation Funds Index. The Lipper index is based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-766-7722.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Select Class Shares has varied from year to year over the past two calendar years. The table shows the average annual total returns for the past one year and the life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, a broad-based securities market index, and the Lipper Ultra Short Obligation Funds Index. The Lipper index is based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-766-7722
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	1st quarter, 2012	0.30%
Worst Quarter	3rd quarter, 2011	-0.04%
		The Fund's year-to-date total return through 3/31/13 was 0.17%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Select Shares | JPMorgan Managed Income Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.40%	[1]
1 Year	rr_ExpenseExampleYear01	41
3 Years	rr_ExpenseExampleYear03	150
5 Years	rr_ExpenseExampleYear05	270
10 Years	rr_ExpenseExampleYear10	619
1 Year	rr_ExpenseExampleNoRedemptionYear01	41
3 Years	rr_ExpenseExampleNoRedemptionYear03	150
5 Years	rr_ExpenseExampleNoRedemptionYear05	270
10 Years	rr_ExpenseExampleNoRedemptionYear10	619
2011	rr_AnnualReturn2011	0.31%
2012	rr_AnnualReturn2012	0.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.04%)
Past 1 Year	rr_AverageAnnualReturnYear01	0.62%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
Select Shares | JPMorgan Managed Income Fund | Return After Taxes on Distributions | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.47%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
Select Shares | JPMorgan Managed Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.40%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
Select Shares | JPMorgan Managed Income Fund | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.11%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.11%
Select Shares | JPMorgan Managed Income Fund | Lipper Ultra Short Obligation Funds Index (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.78%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.10%

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.40% of the average daily net assets of Select Class Shares. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Institutional Shares | JPMorgan Managed Income Fund
JPMorgan Managed Income Fund Class/Ticker: Institutional/JMGIX
What is the goal of the Fund?
The Fund seeks current income while seeking to maintain a low volatility of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares JPMorgan Managed Income Fund Institutional Class
Management Fees		0.15%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.20%
Shareholder Service Fees		0.10%
Remainder of Other Expenses		0.10%
Total Annual Fund Operating Expenses		0.35%
Fee Waivers and Expense Reimbursements	[1]	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.25%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.25% of the average daily net assets of Institutional Class Shares. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan Managed Income Fund INSTITUTIONAL CLASS SHARES	26	102	186	433

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan Managed Income Fund INSTITUTIONAL CLASS SHARES	26	102	186	433

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund mainly invests in investment grade, U.S. dollar denominated short-term fixed and floating rate debt securities. As part of its principal investment strategy, the Fund may invest in corporate securities, asset-backed securities and high quality money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes. The Fund may also invest in U.S. Treasury securities (including Separate Trading of Registered Interest and Principal of Securities (STRIPS)), securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, securities issued or guaranteed by supranational organizations, securities issued or guaranteed by foreign governments, repurchase agreements, and Rule 144A securities. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation, or a foreign government or its agencies and instrumentalities.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest more than 25% of its assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its assets in this industry as a temporary defensive measure.

All of the Fund's investments will carry a minimum short-term rating of P-2, A-2 or F2 or better by Moody's Investors Service Inc. (Moody's), Standard & Poor's Corporation (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), and a minimum long-term rating of Baa3, BBB–, or BBB– by Moody's, S&P, or Fitch, respectively, or the equivalent by another NRSRO at the time of investment or if such investments are unrated, deemed by J.P. Morgan Investment Management Inc. (JPMIM or the adviser) to be of comparable quality at the time of investment.

The Fund has flexibility to invest in derivatives and may use such instruments as substitutes for securities in which the Fund can invest. Derivatives are instruments which have a value based on another instrument, exchange rate or index. Although the use of derivatives is not a main strategy of the Fund under normal market conditions, the Fund may use futures contracts, options, swaps, and forward contracts in connection with its principal strategies in certain market conditions in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.

The adviser allocates the Fund's assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of their characteristics including income, interest rate risk, credit risk and the complex legal and technical structure of the transaction.

This Fund is not a money market fund.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund's investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund's investments are subject to the risk that a counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Asset-Backed Securities Risk. The Fund may invest in asset-backed securities that are subject to certain other risks including prepayment and call risks. During periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Derivatives Risk. Derivatives, including futures contracts, options, swaps and forward contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund's original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Derivatives may not perform as expected, so the Fund may not realize the intended benefits. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Foreign Issuer Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issues facing issuers in such foreign countries.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Concentration Risk. Because the Fund may invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry may have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Non-Money Market Fund Risk. The Fund is not a money market fund. Although the Fund seeks to provide low volatility of principal, the Fund's net asset value will fluctuate every day and these fluctuations may be significant on certain days. Also, the Fund is not subject to the liquidity requirements and investment and credit quality restrictions applicable to money market funds. There can be no guarantee that the fund will generate higher returns than money market funds.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year over the past two calendar years. The table shows the average annual total returns for the past one year and the life of the Fund. The table compares that performance to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, a broad-based securities market index, and the Lipper Ultra Short Obligation Funds Index. The Lipper index is based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-766-7722.
YEAR-BY-YEAR RETURNS

Best Quarter	1st quarter, 2012	0.33%
Worst Quarter	3rd quarter, 2011	–0.01%
The Fund's year-to-date total return through 3/31/13 was 0.19%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
Average Annual Total Returns Institutional Shares JPMorgan Managed Income Fund	Past 1 Year	Life of Fund	Inception Date
INSTITUTIONAL CLASS SHARES	0.72%	0.51%	Sep 30, 2010
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions	0.54%	0.35%	Sep 30, 2010
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	0.47%	0.34%	Sep 30, 2010
BOFA MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	0.11%	0.11%
LIPPER ULTRA SHORT OBLIGATION FUNDS INDEX (Reflects No Deduction for Taxes)	1.78%	1.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Institutional Shares | JPMorgan Managed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Managed Income Fund Class/Ticker: Institutional/JMGIX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income while seeking to maintain a low volatility of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/14
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund mainly invests in investment grade, U.S. dollar denominated short-term fixed and floating rate debt securities. As part of its principal investment strategy, the Fund may invest in corporate securities, asset-backed securities and high quality money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes. The Fund may also invest in U.S. Treasury securities (including Separate Trading of Registered Interest and Principal of Securities (STRIPS)), securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, securities issued or guaranteed by supranational organizations, securities issued or guaranteed by foreign governments, repurchase agreements, and Rule 144A securities. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation, or a foreign government or its agencies and instrumentalities.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest more than 25% of its assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its assets in this industry as a temporary defensive measure.

All of the Fund's investments will carry a minimum short-term rating of P-2, A-2 or F2 or better by Moody's Investors Service Inc. (Moody's), Standard & Poor's Corporation (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), and a minimum long-term rating of Baa3, BBB–, or BBB– by Moody's, S&P, or Fitch, respectively, or the equivalent by another NRSRO at the time of investment or if such investments are unrated, deemed by J.P. Morgan Investment Management Inc. (JPMIM or the adviser) to be of comparable quality at the time of investment.

The Fund has flexibility to invest in derivatives and may use such instruments as substitutes for securities in which the Fund can invest. Derivatives are instruments which have a value based on another instrument, exchange rate or index. Although the use of derivatives is not a main strategy of the Fund under normal market conditions, the Fund may use futures contracts, options, swaps, and forward contracts in connection with its principal strategies in certain market conditions in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.

The adviser allocates the Fund's assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of their characteristics including income, interest rate risk, credit risk and the complex legal and technical structure of the transaction.

		This Fund is not a money market fund.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest more than 25% of its assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its assets in this industry as a temporary defensive measure.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund's investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund's investments are subject to the risk that a counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Asset-Backed Securities Risk. The Fund may invest in asset-backed securities that are subject to certain other risks including prepayment and call risks. During periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Derivatives Risk. Derivatives, including futures contracts, options, swaps and forward contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund's original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Derivatives may not perform as expected, so the Fund may not realize the intended benefits. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Foreign Issuer Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issues facing issuers in such foreign countries.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Concentration Risk. Because the Fund may invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry may have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Non-Money Market Fund Risk. The Fund is not a money market fund. Although the Fund seeks to provide low volatility of principal, the Fund's net asset value will fluctuate every day and these fluctuations may be significant on certain days. Also, the Fund is not subject to the liquidity requirements and investment and credit quality restrictions applicable to money market funds. There can be no guarantee that the fund will generate higher returns than money market funds.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year over the past two calendar years. The table shows the average annual total returns for the past one year and the life of the Fund. The table compares that performance to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, a broad-based securities market index, and the Lipper Ultra Short Obligation Funds Index. The Lipper index is based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-766-7722.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year over the past two calendar years. The table shows the average annual total returns for the past one year and the life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, a broad-based securities market index, and the Lipper Ultra Short Obligation Funds Index. The Lipper index is based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-766-7722
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	1st quarter, 2012	0.33%
Worst Quarter	3rd quarter, 2011	–0.01%
		The Fund's year-to-date total return through 3/31/13 was 0.19%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | JPMorgan Managed Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.25%	[1]
1 Year	rr_ExpenseExampleYear01	26
3 Years	rr_ExpenseExampleYear03	102
5 Years	rr_ExpenseExampleYear05	186
10 Years	rr_ExpenseExampleYear10	433
1 Year	rr_ExpenseExampleNoRedemptionYear01	26
3 Years	rr_ExpenseExampleNoRedemptionYear03	102
5 Years	rr_ExpenseExampleNoRedemptionYear05	186
10 Years	rr_ExpenseExampleNoRedemptionYear10	433
2011	rr_AnnualReturn2011	0.42%
2012	rr_AnnualReturn2012	0.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.01%)
Past 1 Year	rr_AverageAnnualReturnYear01	0.72%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
Institutional Shares | JPMorgan Managed Income Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.54%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
Institutional Shares | JPMorgan Managed Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.47%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
Institutional Shares | JPMorgan Managed Income Fund | BOFA MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.11%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.11%
Institutional Shares | JPMorgan Managed Income Fund | LIPPER ULTRA SHORT OBLIGATION FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.78%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.10%

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.25% of the average daily net assets of Institutional Class Shares. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Select Shares | JPMorgan Current Income Fund
JPMorgan Current Income Fund Class/Ticker: Select/JPCSX
What is the goal of the Fund?
The Fund seeks current income while seeking to maintain a low volatility of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Select Shares JPMorgan Current Income Fund Select Class
Management Fees		0.15%
Distribution (Rule 12b-1) Fees		none
Other Expenses		2.04%
Shareholder Service Fees		0.25%
Remainder of Other Expenses		1.79%
Total Annual Fund Operating Expenses		2.19%
Fee Waivers and Expense Reimbursements	[1]	(1.79%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.40%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.40% of the average daily net assets of Select Class Shares. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Select Shares JPMorgan Current Income Fund SELECT CLASS SHARES	41	512	1,010	2,383

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Select Shares JPMorgan Current Income Fund Select Class	41	512	1,010	2,383

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund mainly invests in high quality, U.S. dollar-denominated short-term fixed and floating rate debt securities. As part of its principal investment strategy, the Fund may invest in corporate securities, asset-backed securities and high quality money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes. The Fund may also invest in U.S. Treasury securities (including Separate Trading of Registered Interest and Principal of Securities (STRIPS)), securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, municipal securities, securities issued or guaranteed by supranational organizations, securities issued or guaranteed by foreign governments, repurchase agreements and reverse repurchase agreements, Rule 144A securities and securities of other investment companies, including money market funds. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation, or a foreign government or its agencies and instrumentalities.

The dollar-weighted average maturity of the Fund normally will be 90 days or less, generally taking into account the earlier of the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and the interest rate reset date for variable or floating rate securities.

The dollar-weighted average life to maturity of the Fund normally will be 180 days or less, generally taking into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made. In addition, the Fund will buy individual securities with final maturities of 13 months or less, or that have features with the effect of reducing their maturities to 13 months or less at the time of purchase, as set forth above, floating rate U.S. government agency securities with final maturities of up to 2 years or securities of money market funds.

The Fund will generally invest at least 95% of its assets in the securities of issuers with the highest short-term credit rating by Moody's Investors Service Inc. (Moody's), Standard & Poor's Corporation (S&P) or Fitch Rating (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or, if the investment is unrated, deemed by J.P. Morgan Investment Management Inc. (JPMIM or the adviser) to be of comparable quality at the time of investment. The remainder of the Fund's investments will carry a minimum short-term rating of P-2, A-2 or F2 or better by Moody's, S&P, or Fitch, respectively, or the equivalent by another NRSRO, or a minimum long-term rating of A3, A- or A- by Moody's, S&P, or Fitch, respectively, or the equivalent by another NRSRO at the time of investment or if such investments are unrated, deemed by the adviser to be of comparable quality at the time of investment.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest more than 25% of its assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its assets in this industry as a temporary defensive measure.

The adviser allocates the Fund's assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of their characteristics including income, interest rate risk, credit risk and the complex legal and technical structure of the transaction.

The Fund is not a money market fund.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund's investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund's investments are subject to the risk that a counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Foreign Issuer Risk. U.S. dollar denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issues facing issuers in such foreign countries.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.

There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund's performance.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Such securities also may lose value.

Municipal Obligations Risk. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity. Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

Concentration Risk. Because the Fund may invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry may have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

Investment Company Risk. The Fund may invest in shares of other investment companies. Shareholders bear both their proportionate share of the Fund's expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Non-Money Market Fund Risk. The Fund is not a money market fund. Although the Fund seeks to provide low volatility of principal, the Fund's net asset value will fluctuate every day, and these fluctuations may be significant on certain days. Also, the Fund is not subject to the liquidity requirements and investment and credit quality restrictions applicable to money market funds. There can be no guarantee that the Fund will generate higher returns than money market funds.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past one calendar year. The table shows the average annual total returns over the past one year and life of the Fund. The table compares that performance to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, a broad-based securities market index, and the Lipper Ultra Short Obligation Funds Index. The Lipper index is based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-766-7722.
YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2012	0.12%
Worst Quarter	4th quarter, 2012	‒0.06%
The Fund's year-to-date total return through 3/31/13 was 0.01%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
Average Annual Total Returns Select Shares JPMorgan Current Income Fund	Past 1 Year	Life of Fund	Inception Date
SELECT CLASS SHARES	0.14%	0.11%	Jul 21, 2011
SELECT CLASS SHARES Return After Taxes on Distributions	0.09%	0.07%	Jul 21, 2011
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	0.09%	0.07%	Jul 21, 2011
BOFA MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	0.11%	0.09%
LIPPER ULTRA SHORT OBLIGATION FUNDS INDEX (Reflects No Deduction for Taxes)	1.78%	1.22%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Select Shares | JPMorgan Current Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Current Income Fund Class/Ticker: Select/JPCSX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income while seeking to maintain a low volatility of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/14
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund mainly invests in high quality, U.S. dollar-denominated short-term fixed and floating rate debt securities. As part of its principal investment strategy, the Fund may invest in corporate securities, asset-backed securities and high quality money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes. The Fund may also invest in U.S. Treasury securities (including Separate Trading of Registered Interest and Principal of Securities (STRIPS)), securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, municipal securities, securities issued or guaranteed by supranational organizations, securities issued or guaranteed by foreign governments, repurchase agreements and reverse repurchase agreements, Rule 144A securities and securities of other investment companies, including money market funds. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation, or a foreign government or its agencies and instrumentalities.

The dollar-weighted average maturity of the Fund normally will be 90 days or less, generally taking into account the earlier of the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and the interest rate reset date for variable or floating rate securities.

The dollar-weighted average life to maturity of the Fund normally will be 180 days or less, generally taking into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made. In addition, the Fund will buy individual securities with final maturities of 13 months or less, or that have features with the effect of reducing their maturities to 13 months or less at the time of purchase, as set forth above, floating rate U.S. government agency securities with final maturities of up to 2 years or securities of money market funds.

The Fund will generally invest at least 95% of its assets in the securities of issuers with the highest short-term credit rating by Moody's Investors Service Inc. (Moody's), Standard & Poor's Corporation (S&P) or Fitch Rating (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or, if the investment is unrated, deemed by J.P. Morgan Investment Management Inc. (JPMIM or the adviser) to be of comparable quality at the time of investment. The remainder of the Fund's investments will carry a minimum short-term rating of P-2, A-2 or F2 or better by Moody's, S&P, or Fitch, respectively, or the equivalent by another NRSRO, or a minimum long-term rating of A3, A- or A- by Moody's, S&P, or Fitch, respectively, or the equivalent by another NRSRO at the time of investment or if such investments are unrated, deemed by the adviser to be of comparable quality at the time of investment.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest more than 25% of its assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its assets in this industry as a temporary defensive measure.

The adviser allocates the Fund's assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of their characteristics including income, interest rate risk, credit risk and the complex legal and technical structure of the transaction.

		The Fund is not a money market fund.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest more than 25% of its assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its assets in this industry as a temporary defensive measure.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund's investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund's investments are subject to the risk that a counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Foreign Issuer Risk. U.S. dollar denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issues facing issuers in such foreign countries.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.

There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund's performance.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Such securities also may lose value.

Municipal Obligations Risk. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity. Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

Concentration Risk. Because the Fund may invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry may have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

Investment Company Risk. The Fund may invest in shares of other investment companies. Shareholders bear both their proportionate share of the Fund's expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Non-Money Market Fund Risk. The Fund is not a money market fund. Although the Fund seeks to provide low volatility of principal, the Fund's net asset value will fluctuate every day, and these fluctuations may be significant on certain days. Also, the Fund is not subject to the liquidity requirements and investment and credit quality restrictions applicable to money market funds. There can be no guarantee that the Fund will generate higher returns than money market funds.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past one calendar year. The table shows the average annual total returns over the past one year and life of the Fund. The table compares that performance to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, a broad-based securities market index, and the Lipper Ultra Short Obligation Funds Index. The Lipper index is based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-766-7722.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Select Class Shares over the past one calendar year. The table shows the average annual total returns over the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, a broad-based securities market index, and the Lipper Ultra Short Obligation Funds Index. The Lipper index is based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-766-7722
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	3rd quarter, 2012	0.12%
Worst Quarter	4th quarter, 2012	‒0.06%
		The Fund's year-to-date total return through 3/31/13 was 0.01%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Select Shares | JPMorgan Current Income Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.79%
Other Expenses	rr_OtherExpensesOverAssets	2.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.79%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.40%	[1]
1 Year	rr_ExpenseExampleYear01	41
3 Years	rr_ExpenseExampleYear03	512
5 Years	rr_ExpenseExampleYear05	1,010
10 Years	rr_ExpenseExampleYear10	2,383
1 Year	rr_ExpenseExampleNoRedemptionYear01	41
3 Years	rr_ExpenseExampleNoRedemptionYear03	512
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,010
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,383
2012	rr_AnnualReturn2012	0.14%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.06%)
Past 1 Year	rr_AverageAnnualReturnYear01	0.14%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 21, 2011
Select Shares | JPMorgan Current Income Fund | Return After Taxes on Distributions | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.09%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 21, 2011
Select Shares | JPMorgan Current Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.09%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 21, 2011
Select Shares | JPMorgan Current Income Fund | BOFA MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.11%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.09%
Select Shares | JPMorgan Current Income Fund | LIPPER ULTRA SHORT OBLIGATION FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.78%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.22%

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.40% of the average daily net assets of Select Class Shares. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Institutional Shares | JPMorgan Current Income Fund
JPMorgan Current Income Fund Class/Ticker: Institutional/JPCIX
What is the goal of the Fund?
The Fund seeks current income while seeking to maintain a low volatility of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares JPMorgan Current Income Fund Institutional Class
Management Fees		0.15%
Distribution (Rule 12b-1) Fees		none
Other Expenses		1.89%
Shareholder Service Fees		0.10%
Remainder of Other Expenses		1.79%
Total Annual Fund Operating Expenses		2.04%
Fee Waivers and Expense Reimbursements	[1]	(1.79%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.25%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.25% of the average daily net assets of Institutional Class Shares. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan Current Income Fund INSTITUTIONAL CLASS SHARES	26	466	932	2,225

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan Current Income Fund INSTITUTIONAL CLASS SHARES	26	466	932	2,225

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund mainly invests in high quality, U.S. dollar-denominated short-term fixed and floating rate debt securities. As part of its principal investment strategy, the Fund may invest in corporate securities, asset-backed securities and high quality money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes. The Fund may also invest in U.S. Treasury securities (including Separate Trading of Registered Interest and Principal of Securities (STRIPS)), securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, municipal securities, securities issued or guaranteed by supranational organizations, securities issued or guaranteed by foreign governments, repurchase agreements and reverse repurchase agreements, Rule 144A securities and securities of other investment companies, including money market funds. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation, or a foreign government or its agencies and instrumentalities.

The dollar-weighted average maturity of the Fund normally will be 90 days or less, generally taking into account the earlier of the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and the interest rate reset date for variable or floating rate securities.

The dollar-weighted average life to maturity of the Fund normally will be 180 days or less, generally taking into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made. In addition, the Fund will buy individual securities with final maturities of 13 months or less, or that have features with the effect of reducing their maturities to 13 months or less at the time of purchase, as set forth above, floating rate U.S. government agency securities with final maturities of up to 2 years or securities of money market funds.

The Fund will generally invest at least 95% of its assets in the securities of issuers with the highest short-term credit rating by Moody's Investors Service Inc. (Moody's), Standard & Poor's Corporation (S&P) or Fitch Rating (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or, if the investment is unrated, deemed by J.P. Morgan Investment Management Inc. (JPMIM or the adviser) to be of comparable quality at the time of investment. The remainder of the Fund's investments will carry a minimum short-term rating of P-2, A-2 or F2 or better by Moody's, S&P, or Fitch, respectively, or the equivalent by another NRSRO, or a minimum long-term rating of A3, A- or A- by Moody's, S&P, or Fitch, respectively, or the equivalent by another NRSRO at the time of investment or if such investments are unrated, deemed by the adviser to be of comparable quality at the time of investment.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest more than 25% of its assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its assets in this industry as a temporary defensive measure.

The adviser allocates the Fund's assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of their characteristics including income, interest rate risk, credit risk and the complex legal and technical structure of the transaction.

The Fund is not a money market fund.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund's investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund's investments are subject to the risk that a counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Foreign Issuer Risk. U.S. dollar denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.

There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund's performance.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Such securities also may lose value.

Municipal Obligations Risk. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity. Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

Concentration Risk. Because the Fund may invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry may have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

Investment Company Risk. The Fund may invest in shares of other investment companies. Shareholders bear both their proportionate share of the Fund's expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Non-Money Market Fund Risk. The Fund is not a money market fund. Although the Fund seeks to provide low volatility of principal, the Fund's net asset value will fluctuate every day, and these fluctuations may be significant on certain days. Also, the Fund is not subject to the liquidity requirements and investment and credit quality restrictions applicable to money market funds. There can be no guarantee that the Fund will generate higher returns than money market funds.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares over the past one calendar year. The table shows the average annual total returns over the past one year and life of the Fund. The table compares that performance to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, a broad-based securities market index, and the Lipper Ultra Short Obligation Funds Index. The Lipper index is based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-766-7722.
YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2012	0.17%
Worst Quarter	4th quarter, 2012	‒0.02%
The Fund's year-to-date total return through 3/31/13 was 0.05%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
Average Annual Total Returns Institutional Shares JPMorgan Current Income Fund	Past 1 Year	Life of Fund	Inception Date
INSTITUTIONAL CLASS SHARES	0.30%	0.27%	Jul 21, 2011
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions	0.19%	0.17%	Jul 21, 2011
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	0.19%	0.17%	Jul 21, 2011
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (Reflects No Deduction for Fees, Expenses or Taxes)	0.11%	0.09%
Lipper Ultra Short Obligation Funds Index (Reflects No Deduction for Taxes)	1.78%	1.22%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Institutional Shares | JPMorgan Current Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Current Income Fund Class/Ticker: Institutional/JPCIX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income while seeking to maintain a low volatility of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/14
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund mainly invests in high quality, U.S. dollar-denominated short-term fixed and floating rate debt securities. As part of its principal investment strategy, the Fund may invest in corporate securities, asset-backed securities and high quality money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes. The Fund may also invest in U.S. Treasury securities (including Separate Trading of Registered Interest and Principal of Securities (STRIPS)), securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, municipal securities, securities issued or guaranteed by supranational organizations, securities issued or guaranteed by foreign governments, repurchase agreements and reverse repurchase agreements, Rule 144A securities and securities of other investment companies, including money market funds. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation, or a foreign government or its agencies and instrumentalities.

The dollar-weighted average maturity of the Fund normally will be 90 days or less, generally taking into account the earlier of the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and the interest rate reset date for variable or floating rate securities.

The dollar-weighted average life to maturity of the Fund normally will be 180 days or less, generally taking into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made. In addition, the Fund will buy individual securities with final maturities of 13 months or less, or that have features with the effect of reducing their maturities to 13 months or less at the time of purchase, as set forth above, floating rate U.S. government agency securities with final maturities of up to 2 years or securities of money market funds.

The Fund will generally invest at least 95% of its assets in the securities of issuers with the highest short-term credit rating by Moody's Investors Service Inc. (Moody's), Standard & Poor's Corporation (S&P) or Fitch Rating (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or, if the investment is unrated, deemed by J.P. Morgan Investment Management Inc. (JPMIM or the adviser) to be of comparable quality at the time of investment. The remainder of the Fund's investments will carry a minimum short-term rating of P-2, A-2 or F2 or better by Moody's, S&P, or Fitch, respectively, or the equivalent by another NRSRO, or a minimum long-term rating of A3, A- or A- by Moody's, S&P, or Fitch, respectively, or the equivalent by another NRSRO at the time of investment or if such investments are unrated, deemed by the adviser to be of comparable quality at the time of investment.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest more than 25% of its assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its assets in this industry as a temporary defensive measure.

The adviser allocates the Fund's assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of their characteristics including income, interest rate risk, credit risk and the complex legal and technical structure of the transaction.

		The Fund is not a money market fund.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest more than 25% of its assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its assets in this industry as a temporary defensive measure.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund's investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund's investments are subject to the risk that a counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Foreign Issuer Risk. U.S. dollar denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.

There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund's performance.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Such securities also may lose value.

Municipal Obligations Risk. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity. Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

Concentration Risk. Because the Fund may invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry may have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

Investment Company Risk. The Fund may invest in shares of other investment companies. Shareholders bear both their proportionate share of the Fund's expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Non-Money Market Fund Risk. The Fund is not a money market fund. Although the Fund seeks to provide low volatility of principal, the Fund's net asset value will fluctuate every day, and these fluctuations may be significant on certain days. Also, the Fund is not subject to the liquidity requirements and investment and credit quality restrictions applicable to money market funds. There can be no guarantee that the Fund will generate higher returns than money market funds.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares over the past one calendar year. The table shows the average annual total returns over the past one year and life of the Fund. The table compares that performance to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, a broad-based securities market index, and the Lipper Ultra Short Obligation Funds Index. The Lipper index is based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-766-7722.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Institutional Class Shares over the past one calendar year. The table shows the average annual total returns over the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, a broad-based securities market index, and the Lipper Ultra Short Obligation Funds Index. The Lipper index is based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-766-7722
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	3rd quarter, 2012	0.17%
Worst Quarter	4th quarter, 2012	‒0.02%
		The Fund's year-to-date total return through 3/31/13 was 0.05%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | JPMorgan Current Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.79%
Other Expenses	rr_OtherExpensesOverAssets	1.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.79%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.25%	[1]
1 Year	rr_ExpenseExampleYear01	26
3 Years	rr_ExpenseExampleYear03	466
5 Years	rr_ExpenseExampleYear05	932
10 Years	rr_ExpenseExampleYear10	2,225
1 Year	rr_ExpenseExampleNoRedemptionYear01	26
3 Years	rr_ExpenseExampleNoRedemptionYear03	466
5 Years	rr_ExpenseExampleNoRedemptionYear05	932
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,225
2012	rr_AnnualReturn2012	0.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.02%)
Past 1 Year	rr_AverageAnnualReturnYear01	0.30%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 21, 2011
Institutional Shares | JPMorgan Current Income Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.19%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 21, 2011
Institutional Shares | JPMorgan Current Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.19%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 21, 2011
Institutional Shares | JPMorgan Current Income Fund | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.11%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.09%
Institutional Shares | JPMorgan Current Income Fund | Lipper Ultra Short Obligation Funds Index (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.78%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.22%

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.25% of the average daily net assets of Institutional Class Shares. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

A, C, Select Shares | JPMorgan Tax Aware High Income Fund
JPMorgan Tax Aware High Income Fund Class/Ticker: A/JTIAX; C/JTICX; Select/JTISX
What is the goal of the Fund?
The Fund seeks to provide a high level of after-tax income from a portfolio of fixed income investments.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 27 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan Tax Aware High Income Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	3.75%		none	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan Tax Aware High Income Fund		Class A	Class C	Select Class
Management Fees		0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.64%	0.64%	0.65%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.39%	0.39%	0.40%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.25%	1.75%	1.01%
Fee Waivers and Expense Reimbursements	[1]	(0.59%)	(0.59%)	(0.45%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.66%	1.16%	0.56%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.65%, 1.15% and 0.55% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, C, Select Shares JPMorgan Tax Aware High Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	440	700	981	1,780
CLASS C SHARES	218	494	894	2,014
SELECT CLASS SHARES	57	277	514	1,195

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, C, Select Shares JPMorgan Tax Aware High Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	440	700	981	1,780
CLASS C SHARES	118	494	894	2,014
SELECT CLASS SHARES	57	277	514	1,195

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
What are the Fund’s main investment strategies?
In implementing its strategy, the Fund invests in a portfolio of municipal bonds (including housing authority mortgage securities, fixed and floating rate municipal securities representing an interest in or secured by residential mortgage loans, and high yield, high risk municipal securities (also known as junk bonds), municipal inverse floaters, high yield, high risk taxable securities, and non-investment grade loan assignments and participations (such securities are also known as junk bonds). The Fund may invest a significant portion or all of its assets in municipal mortgage-backed securities in the adviser's discretion. The Fund will invest in fixed income investments, including municipal securities, of any maturity. Distribution of net income from taxable investments would be taxable income.

The Fund seeks to pursue a tax aware investing strategy by attempting to achieve high after-tax returns for shareholders by balancing investment considerations and tax considerations. As part of this strategy, the Fund seeks to maximize after-tax returns. Among the techniques and strategies used by the Fund in seeking the tax-efficient management are the following: investing in municipal securities, the interest from which is exempt from federal income tax; investing in taxable securities where after-tax return is favorable; attempting to minimize net realized short-term capital gain; and employing a long-term approach to investing.

Loan assignments and participations (Loans) will typically consist of senior secured floating rate loans, but may also include unsecured loans, second lien loans or more junior and bridge loans as well as commitments to purchase loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund may only be able to enforce its rights through an administrative agent. When the Fund acquires a loan participation, the Fund typically enters into a contractual relationship with the third party selling such participations, but not the borrower. As a result, the Fund assumes the credit risk of the seller of the loan participation and any other parties interpositioned between the Fund and the borrower. Under a loan participation, the Fund may have no direct rights to enforce the terms of the loan against the borrower. The Fund may not benefit directly from the collateral supporting the loan in which it has purchased the loan participations or assignments.

The Fund may invest in municipal inverse floaters, which pay interest at rates that bear an inverse relationship to changes in short-term market interest rates. A municipal inverse floater is typically created when the Fund arranges for the deposit of a municipal bond it owns with a special purpose vehicle (SPV) and receives the municipal inverse floater (which is comprised of a residual interest in the cash flows and assets of the SPV) and proceeds from the issuance by the SPV of floating rate certificates to third parties. The holder of a municipal inverse floater generally bears substantially all of the downside investment risk associated with the underlying bond, and typically also is the potential beneficiary of any appreciation of the underlying bond's value.

Up to 35% of the Fund's total assets may be invested in securities rated below investment grade (junk bonds). Junk bonds also include unrated securities that the Fund's adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called "high yield bonds" and "non-investment grade bonds." These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor's Corporation (S&P) and Ba or lower by Moody's Investors Service, Inc. (Moody's)). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security's quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade.

From time to time, a significant portion of the Fund's total assets may be invested in municipal housing authority obligations.

All of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for both individuals and corporations.

Investment Process

The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

As part of its tax aware strategy, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gains, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions and the implementation of the tax aware strategy.
The Fund’s Main Investment Risks
The Fund is subject to management risk because it is an actively managed Fund. The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund's investments.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality's debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund's investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Alternative Minimum Tax Risk. The Fund may invest in municipal bonds, the interest on which may be subject to the federal alternative minimum tax.

High Yield Securities Risk. The Fund may invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed (also known as junk bonds). These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and potential illiquidity.

Interest Rate Risk. The Fund's investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund's investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Debt Securities and other Callable Securities Risk. As part of its main investment strategy, the Fund invests in debt securities. The issuer of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Loan Risk. The Fund may invest in Loans including Loans that are rated below investment grade. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under "Interest Rate Risk," "Credit Risk" and "High Yield Securities Risk." Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Although the Fund limits its investments in illiquid securities to no more than 15% of the Fund's net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid.

Inverse Floater Risk. The market value of an inverse floater can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Inverse floaters involve complex transactions and involve risks in addition to risks associated with more conventional municipal obligations. Inverse floaters may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Inverse floaters can create leverage thereby causing the Fund to be more volatile than it would be if it had not used inverse floaters.

Tax Aware Investing Risk. The Fund's tax aware strategies may reduce your taxable income, but will not eliminate it. These strategies may require trade-offs that reduce pre-tax income. Managing the Fund to maximize after-tax returns may also potentially have a negative effect on the Fund's performance. Because tax consequences are considered in managing the Fund, the Fund's pre-tax performance may be lower than that of a similar fund that is not tax-managed.

Taxability Risk. The Fund's investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund's dividends with respect to that bond might be subject to federal income tax.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past five calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the Barclays Municipal Bond Index, the Barclays High Yield Municipal Bond Index, and the Lipper General & Insured Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	8.35%
Worst Quarter	3rd quarter, 2008	–3.27%
The Fund's year-to-date return as of 3/31/13 was 0.21%.
AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2012)
Average Annual Total Returns A, C, Select Shares JPMorgan Tax Aware High Income Fund	Past 1 Year	Past 5 Years	Life of Fund	Inception Date
SELECT CLASS SHARES	6.96%	6.22%	6.09%	Sep 17, 2007
SELECT CLASS SHARES Return After Taxes on Distributions	6.63%	5.82%	5.70%	Sep 17, 2007
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	5.31%	5.51%	5.41%	Sep 17, 2007
CLASS A SHARES	2.80%	5.31%	5.23%	Sep 17, 2007
CLASS C SHARES	5.37%	5.58%	5.46%	Sep 17, 2007
BARCLAYS MUNICIPAL BOND INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	5.01%	6.79%	5.85%
BARCLAYS HIGH YIELD MUNICIPAL BOND INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	14.39%	7.12%	5.32%
LIPPER GENERAL & INSURED MUNICIPAL DEBT FUNDS INDEX (Reflects No Deduction for Taxes)	9.51%	5.80%	5.59%

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangement such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
A, C, Select Shares | JPMorgan Tax Aware High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Tax Aware High Income Fund Class/Ticker: A/JTIAX; C/JTICX; Select/JTISX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of after-tax income from a portfolio of fixed income investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 27 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/14
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In implementing its strategy, the Fund invests in a portfolio of municipal bonds (including housing authority mortgage securities, fixed and floating rate municipal securities representing an interest in or secured by residential mortgage loans, and high yield, high risk municipal securities (also known as junk bonds), municipal inverse floaters, high yield, high risk taxable securities, and non-investment grade loan assignments and participations (such securities are also known as junk bonds). The Fund may invest a significant portion or all of its assets in municipal mortgage-backed securities in the adviser's discretion. The Fund will invest in fixed income investments, including municipal securities, of any maturity. Distribution of net income from taxable investments would be taxable income.

The Fund seeks to pursue a tax aware investing strategy by attempting to achieve high after-tax returns for shareholders by balancing investment considerations and tax considerations. As part of this strategy, the Fund seeks to maximize after-tax returns. Among the techniques and strategies used by the Fund in seeking the tax-efficient management are the following: investing in municipal securities, the interest from which is exempt from federal income tax; investing in taxable securities where after-tax return is favorable; attempting to minimize net realized short-term capital gain; and employing a long-term approach to investing.

Loan assignments and participations (Loans) will typically consist of senior secured floating rate loans, but may also include unsecured loans, second lien loans or more junior and bridge loans as well as commitments to purchase loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund may only be able to enforce its rights through an administrative agent. When the Fund acquires a loan participation, the Fund typically enters into a contractual relationship with the third party selling such participations, but not the borrower. As a result, the Fund assumes the credit risk of the seller of the loan participation and any other parties interpositioned between the Fund and the borrower. Under a loan participation, the Fund may have no direct rights to enforce the terms of the loan against the borrower. The Fund may not benefit directly from the collateral supporting the loan in which it has purchased the loan participations or assignments.

The Fund may invest in municipal inverse floaters, which pay interest at rates that bear an inverse relationship to changes in short-term market interest rates. A municipal inverse floater is typically created when the Fund arranges for the deposit of a municipal bond it owns with a special purpose vehicle (SPV) and receives the municipal inverse floater (which is comprised of a residual interest in the cash flows and assets of the SPV) and proceeds from the issuance by the SPV of floating rate certificates to third parties. The holder of a municipal inverse floater generally bears substantially all of the downside investment risk associated with the underlying bond, and typically also is the potential beneficiary of any appreciation of the underlying bond's value.

Up to 35% of the Fund's total assets may be invested in securities rated below investment grade (junk bonds). Junk bonds also include unrated securities that the Fund's adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called "high yield bonds" and "non-investment grade bonds." These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor's Corporation (S&P) and Ba or lower by Moody's Investors Service, Inc. (Moody's)). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security's quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade.

From time to time, a significant portion of the Fund's total assets may be invested in municipal housing authority obligations.

All of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for both individuals and corporations.

Investment Process

The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

As part of its tax aware strategy, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gains, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss.

		The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions and the implementation of the tax aware strategy.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk because it is an actively managed Fund. The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund's investments.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality's debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund's investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Alternative Minimum Tax Risk. The Fund may invest in municipal bonds, the interest on which may be subject to the federal alternative minimum tax.

High Yield Securities Risk. The Fund may invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed (also known as junk bonds). These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and potential illiquidity.

Interest Rate Risk. The Fund's investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund's investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Debt Securities and other Callable Securities Risk. As part of its main investment strategy, the Fund invests in debt securities. The issuer of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Loan Risk. The Fund may invest in Loans including Loans that are rated below investment grade. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under "Interest Rate Risk," "Credit Risk" and "High Yield Securities Risk." Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Although the Fund limits its investments in illiquid securities to no more than 15% of the Fund's net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid.

Inverse Floater Risk. The market value of an inverse floater can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Inverse floaters involve complex transactions and involve risks in addition to risks associated with more conventional municipal obligations. Inverse floaters may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Inverse floaters can create leverage thereby causing the Fund to be more volatile than it would be if it had not used inverse floaters.

Tax Aware Investing Risk. The Fund's tax aware strategies may reduce your taxable income, but will not eliminate it. These strategies may require trade-offs that reduce pre-tax income. Managing the Fund to maximize after-tax returns may also potentially have a negative effect on the Fund's performance. Because tax consequences are considered in managing the Fund, the Fund's pre-tax performance may be lower than that of a similar fund that is not tax-managed.

Taxability Risk. The Fund's investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund's dividends with respect to that bond might be subject to federal income tax.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past five calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the Barclays Municipal Bond Index, the Barclays High Yield Municipal Bond Index, and the Lipper General & Insured Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Select Class Shares over the past five calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Barclays Municipal Bond Index, the Barclays High Yield Municipal Bond Index, and the Lipper General & Insured Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	3rd quarter, 2009	8.35%
Worst Quarter	3rd quarter, 2008	–3.27%
		The Fund's year-to-date return as of 3/31/13 was 0.21%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangement such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangement such as 401(k) plans or individual retirement accounts.
A, C, Select Shares | JPMorgan Tax Aware High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.66%	[2]
1 Year	rr_ExpenseExampleYear01	440
3 Years	rr_ExpenseExampleYear03	700
5 Years	rr_ExpenseExampleYear05	981
10 Years	rr_ExpenseExampleYear10	1,780
1 Year	rr_ExpenseExampleNoRedemptionYear01	440
3 Years	rr_ExpenseExampleNoRedemptionYear03	700
5 Years	rr_ExpenseExampleNoRedemptionYear05	981
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,780
Past 1 Year	rr_AverageAnnualReturnYear01	2.80%
Past 5 Years	rr_AverageAnnualReturnYear05	5.31%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 2007
A, C, Select Shares | JPMorgan Tax Aware High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.16%	[2]
1 Year	rr_ExpenseExampleYear01	218
3 Years	rr_ExpenseExampleYear03	494
5 Years	rr_ExpenseExampleYear05	894
10 Years	rr_ExpenseExampleYear10	2,014
1 Year	rr_ExpenseExampleNoRedemptionYear01	118
3 Years	rr_ExpenseExampleNoRedemptionYear03	494
5 Years	rr_ExpenseExampleNoRedemptionYear05	894
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,014
Past 1 Year	rr_AverageAnnualReturnYear01	5.37%
Past 5 Years	rr_AverageAnnualReturnYear05	5.58%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 2007
A, C, Select Shares | JPMorgan Tax Aware High Income Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.56%	[2]
1 Year	rr_ExpenseExampleYear01	57
3 Years	rr_ExpenseExampleYear03	277
5 Years	rr_ExpenseExampleYear05	514
10 Years	rr_ExpenseExampleYear10	1,195
1 Year	rr_ExpenseExampleNoRedemptionYear01	57
3 Years	rr_ExpenseExampleNoRedemptionYear03	277
5 Years	rr_ExpenseExampleNoRedemptionYear05	514
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,195
2008	rr_AnnualReturn2008	(7.13%)
2009	rr_AnnualReturn2009	19.22%
2010	rr_AnnualReturn2010	3.92%
2011	rr_AnnualReturn2011	9.86%
2012	rr_AnnualReturn2012	6.96%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.27%)
Past 1 Year	rr_AverageAnnualReturnYear01	6.96%
Past 5 Years	rr_AverageAnnualReturnYear05	6.22%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 2007
A, C, Select Shares | JPMorgan Tax Aware High Income Fund | Return After Taxes on Distributions | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.63%
Past 5 Years	rr_AverageAnnualReturnYear05	5.82%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 2007
A, C, Select Shares | JPMorgan Tax Aware High Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.31%
Past 5 Years	rr_AverageAnnualReturnYear05	5.51%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 2007
A, C, Select Shares | JPMorgan Tax Aware High Income Fund | BARCLAYS MUNICIPAL BOND INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.01%
Past 5 Years	rr_AverageAnnualReturnYear05	6.79%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.85%
A, C, Select Shares | JPMorgan Tax Aware High Income Fund | BARCLAYS HIGH YIELD MUNICIPAL BOND INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.39%
Past 5 Years	rr_AverageAnnualReturnYear05	7.12%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.32%
A, C, Select Shares | JPMorgan Tax Aware High Income Fund | LIPPER GENERAL & INSURED MUNICIPAL DEBT FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.51%
Past 5 Years	rr_AverageAnnualReturnYear05	5.80%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.59%

[1]	(under $1 million)
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.65%, 1.15% and 0.55% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

A, C, Select Shares | JPMorgan Tax Aware Income Opportunities Fund
JPMorgan Tax Aware Income Opportunities Fund Class/Ticker: A/JTAAX; C/JTACX; Select/JTASX
What is the goal of the Fund?
The Fund seeks to provide total return.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 27 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan Tax Aware Income Opportunities Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	3.75%		none	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan Tax Aware Income Opportunities Fund		Class A	Class C	Select Class
Management Fees		0.40%	0.40%	0.40%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.55%	0.55%	0.55%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses		1.20%	1.70%	0.95%
Fee Waivers and Expense Reimbursements	[1]	(0.45%)	(0.30%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.75%	1.40%	0.65%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees��� deferred compensation plan) exceed 0.75%, 1.40% and 0.65%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, C, Select Shares JPMorgan Tax Aware Income Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	449	699	968	1,737
CLASS C SHARES	243	506	895	1,984
SELECT CLASS SHARES	66	273	496	1,139

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, C, Select Shares JPMorgan Tax Aware Income Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	449	699	968	1,737
CLASS C SHARES	143	506	895	1,984
SELECT CLASS SHARES	66	273	496	1,139

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 309% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund has an absolute return orientation and is not managed relative to an index. The Fund attempts to achieve a positive total return in diverse market environments over time. In buying and selling investments for the Fund, the adviser uses an opportunistic strategy that combines security selection, trading strategies and derivatives to allocate its investments with an absolute return orientation. "Tax Aware Income" in the Fund's name refers to the Fund's strategy of investing in municipal securities, the interest from which is expected to be exempt from federal income tax. "Opportunities" in the Fund's name refers to the Fund's strategy of achieving returns from opportunistic trading in addition to the use of derivative strategies to manage the impact of movement in interest rates and credit spreads and to adjust exposure to individual securities. As part of its principal investment strategy, the Fund may actively engage in short-term trading to take advantage of opportunities in the municipal market.

Under normal circumstances, the Fund will invest at least 80% of its Assets in municipal securities. "Assets" means net assets plus the amount of borrowings for investment purposes. Municipal securities are debt securities of any maturity issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

As part of its absolute return oriented strategy, the Fund will use a combination of investment techniques including security selection and trading and derivatives strategies.

As part of its derivatives strategies, the Fund may use "relative value" strategies. "Relative value" strategies seek to exploit pricing discrepancies between individual securities or market sectors. The Fund's relative value strategies use combinations of securities and investments and include: (1) municipal security trades such as purchasing a credit default swap related to a municipal security or an index of municipal securities and selling a credit default swap on a similar municipal security or index of municipal securities, (2) long/short strategies such as selling a bond with one maturity and buying a bond with a different maturity to take advantage of the yield/return between the maturity dates, and (3) other combinations of fixed income securities and derivatives. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and credit default swaps individually or as part of its relative value strategies to manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may also use these instruments to increase gain to the Fund or to hedge interest rate risk and volatility. The Fund's derivative strategies will result in taxable income, including short-term gains.

The adviser uses security selection and/or derivatives to adjust Fund allocations among strategies or types of investments. For any and all strategies or types of investments, the Fund may use derivatives to obtain exposure. The Fund uses a flexible asset allocation approach that permits the adviser to invest in a single strategy or investment or only a few strategies or investments, consistent with the limitations identified above. Due to the Fund's flexible allocation approach, the Fund's risk exposure may vary and a risk associated with an individual strategy or investment may become more pronounced when the Fund utilizes a single strategy or investment or only a few strategies or investments.

The Fund may invest up to 50% of its total assets in securities that are rated below investment grade (junk bonds) by Moody's Investor Service, Inc. (Moody's), Standard & Poor's Corporation (S&P), Fitch Ratings (Fitch) or the equivalent by another nationally recognized statistical rating organization (NRSRO), or securities that are unrated but are deemed by the adviser to be of comparable quality. A "junk bond" is a debt security that is rated below investment grade. Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called "high yield bonds" and "non-investment grade bonds." These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by S&P and Ba or lower by Moody's). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. Securities rated below investment grade may include so called "distressed debt" (i.e., securities of issuers experiencing financial or operating difficulties or operating in troubled industries that present attractive risk-reward characteristics). Although the Fund may invest up to 50% of its total assets in junk bonds if deemed advantageous by the adviser given current market conditions at the time of investment, the Fund will generally invest at least 50% of the Fund's net assets in securities that, at the time of purchase, are rated investment grade or better or the unrated equivalent, meaning that such securities will carry a minimum rating of Baa, BBB–, or BBB– by Moody's, S&P and Fitch, respectively. A security's quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade.

The Fund may also invest up to 20% of its Assets in a wide variety of taxable debt securities of issuers from the U.S. and other markets, both developed and emerging. Investments may be issued or guaranteed by entities including governments and their agencies, corporations, financial institutions and supranational organizations that the Fund believes have the potential to provide total return. The Fund may invest in inverse floating rate instruments (inverse floaters), corporate bonds, treasury and agency securities, asset-backed, mortgage-related and mortgage-backed securities. Mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency). The Fund expects to invest no more than 10% of its assets in "sub-prime" mortgage-related securities at the time of purchase. The Fund also invests in inflation-linked securities such as Treasury Inflation Protected Securities (TIPS).

The Fund may invest in loan assignments and participations (Loans), and commitments to purchase loan assignments (Unfunded Commitments). The Fund may also invest in common shares or preferred shares of unaffiliated closed-end funds. The Fund generally will limit its investments in a single closed-end fund to 5% of its total assets and in all registered investment companies including closed-end funds (other than money market funds) to 10% of its total assets.

The Fund may invest in exchange traded funds (ETFs) in order to gain exposure to particular foreign markets or asset classes. The ETFs in which the Fund may invest are registered investment companies that seek to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries. Ordinarily, the Fund must limit its investments in any single ETF to 5% of its total assets and in all ETFs and other investment companies to 10% of its total assets. However, the Securities and Exchange Commission (SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations. If the Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs, although ordinarily the Fund will limit its investments to no more than 10% of its total assets in a single ETF.

As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund's total assets may be invested in cash and cash equivalents.

Investment Process. In buying and selling investments for the Fund, the adviser uses an opportunistic strategy that combines security selection, trading strategies and derivatives to allocate its investments with an absolute return orientation (the return that an asset achieves over a certain period of time). The portfolio management team works on a collaborative basis to allocate the Fund's investments among investment grade and non-investment grade municipal securities and to identify relative value and other trading strategies that are designed to increase gain and/or hedge against volatility and interest rate risk. The Fund uses a flexible asset allocation approach. Due to the Fund's flexible allocation approach, the Fund's risk exposure may vary and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments.

As a result of the Fund's investments in municipal securities, it will generate interest that is expected to be exempt from federal income tax. The opportunistic aspects of the Fund's trading strategy, including the use of derivatives, will result in taxable income, including short-term gains.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. Longer maturity bonds and other debt securities will normally have more price volatility because of this risk than short term bonds and other debt securities. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the securities and thus the value of the Fund's investments.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality's debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund's investments.

Derivatives Risk. Derivatives, including futures contracts, options, swaps and credit default swaps, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Strategy Risk. The Fund may use security selection, opportunistic trading strategies and derivatives strategies to enhance returns. In addition to the risks described under "Derivatives Risk" and "Higher Portfolio Turnover Risk", there is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. These strategies may also result in taxable income including short-term gains. Similarly, the Fund's relative value and other strategies that combine derivatives and/or securities to manage duration, sector and yield curve exposure and credit and spread volatility and to gain exposure to municipal securities or markets may not be successful. Such strategies involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under "Derivatives Risk."

Mortgage-Related and Other Asset-Backed Securities Risk. The Fund may invest in mortgage-related and asset-backed securities, including certain municipal housing authority obligations and so called "sub-prime" mortgages. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

The risk of default, as described under "Credit Risk", for "sub-prime" mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities.

Debt Securities and Other Callable Securities Risk. As part of its main investment strategy, the Fund invests in debt securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Credit Risk. The Fund's investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments. The Fund may invest in municipal securities in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities.

High Yield Securities and Loan Risks. The Fund may invest in securities and instruments that are issued by municipalities and companies that are highly leveraged, less creditworthy or financially distressed (also known as junk bonds). These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and potential illiquidity. Loans are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, illiquidity risks, and lack of publicly available information.

Tax Aware Investing Risk. The Fund's tax aware strategy may reduce your taxable income, but will not eliminate it. The Fund may invest all of its assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax. In addition, the Fund's opportunistic and derivative strategies may generate short-term capital gains which alone or in conjunction with the Fund's other investment strategies may result in distributions of taxable income.

Taxability Risk. The Fund's investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund's dividends with respect to that bond might be subject to federal income tax.

Foreign Securities and Emerging Markets Risks. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, illiquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded "delivery versus payment," the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. These risks are magnified in countries in "emerging markets." Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

ETF and Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of Fund's expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount). If the Fund invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

Inflation-Linked Security Risk. Unlike conventional bonds, the principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation (e.g., the Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Inverse Floater Risk. The market value of an inverse floater can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Inverse floaters involve complex transactions and involve risks in addition to risks associated with more conventional municipal obligations including leverage risk and the risks described under Derivatives Risk.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how performance of the Fund’s Select Class Shares has varied from year to year for the past one calendar year. The table shows the average annual total returns over the past one year and life of the Fund. The table compares that performance to the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index, a broad-based securities market index, the iMoneyNet Tax-Free National Average and the Lipper General & Insured Municipal Debt Funds Index. The Lipper index is based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2012	1.08%
Worst Quarter	4th quarter, 2012	0.27%
The Fund's year-to-date return as of 3/31/13 was 0.55%.
AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2012)
Average Annual Total Returns A, C, Select Shares JPMorgan Tax Aware Income Opportunities Fund	Past 1 Year	Life of Fund	Inception Date
SELECT CLASS SHARES	2.64%	2.80%	Mar 1, 2011
SELECT CLASS SHARES Return After Taxes on Distributions	2.51%	2.57%	Mar 1, 2011
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	1.92%	2.35%	Mar 1, 2011
CLASS A SHARES	(1.35%)	0.61%	Mar 1, 2011
CLASS C SHARES	0.92%	2.07%	Mar 1, 2011
Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (Reflects No Deduction for Fees, Expenses or Taxes)	3.64%	6.57%
iMoneyNet Tax-Free National Average (Reflects No Deduction for Fees, Expenses or Taxes)	0.01%	0.01%
Lipper General & Insured Municipal Debt Funds Index (Reflects No Deduction for Taxes)	9.51%	11.00%

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
A, C, Select Shares | JPMorgan Tax Aware Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Tax Aware Income Opportunities Fund Class/Ticker: A/JTAAX; C/JTACX; Select/JTASX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 27 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/14
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 309% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	309.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has an absolute return orientation and is not managed relative to an index. The Fund attempts to achieve a positive total return in diverse market environments over time. In buying and selling investments for the Fund, the adviser uses an opportunistic strategy that combines security selection, trading strategies and derivatives to allocate its investments with an absolute return orientation. "Tax Aware Income" in the Fund's name refers to the Fund's strategy of investing in municipal securities, the interest from which is expected to be exempt from federal income tax. "Opportunities" in the Fund's name refers to the Fund's strategy of achieving returns from opportunistic trading in addition to the use of derivative strategies to manage the impact of movement in interest rates and credit spreads and to adjust exposure to individual securities. As part of its principal investment strategy, the Fund may actively engage in short-term trading to take advantage of opportunities in the municipal market.

Under normal circumstances, the Fund will invest at least 80% of its Assets in municipal securities. "Assets" means net assets plus the amount of borrowings for investment purposes. Municipal securities are debt securities of any maturity issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

As part of its absolute return oriented strategy, the Fund will use a combination of investment techniques including security selection and trading and derivatives strategies.

As part of its derivatives strategies, the Fund may use "relative value" strategies. "Relative value" strategies seek to exploit pricing discrepancies between individual securities or market sectors. The Fund's relative value strategies use combinations of securities and investments and include: (1) municipal security trades such as purchasing a credit default swap related to a municipal security or an index of municipal securities and selling a credit default swap on a similar municipal security or index of municipal securities, (2) long/short strategies such as selling a bond with one maturity and buying a bond with a different maturity to take advantage of the yield/return between the maturity dates, and (3) other combinations of fixed income securities and derivatives. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and credit default swaps individually or as part of its relative value strategies to manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may also use these instruments to increase gain to the Fund or to hedge interest rate risk and volatility. The Fund's derivative strategies will result in taxable income, including short-term gains.

The adviser uses security selection and/or derivatives to adjust Fund allocations among strategies or types of investments. For any and all strategies or types of investments, the Fund may use derivatives to obtain exposure. The Fund uses a flexible asset allocation approach that permits the adviser to invest in a single strategy or investment or only a few strategies or investments, consistent with the limitations identified above. Due to the Fund's flexible allocation approach, the Fund's risk exposure may vary and a risk associated with an individual strategy or investment may become more pronounced when the Fund utilizes a single strategy or investment or only a few strategies or investments.

The Fund may invest up to 50% of its total assets in securities that are rated below investment grade (junk bonds) by Moody's Investor Service, Inc. (Moody's), Standard & Poor's Corporation (S&P), Fitch Ratings (Fitch) or the equivalent by another nationally recognized statistical rating organization (NRSRO), or securities that are unrated but are deemed by the adviser to be of comparable quality. A "junk bond" is a debt security that is rated below investment grade. Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called "high yield bonds" and "non-investment grade bonds." These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by S&P and Ba or lower by Moody's). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. Securities rated below investment grade may include so called "distressed debt" (i.e., securities of issuers experiencing financial or operating difficulties or operating in troubled industries that present attractive risk-reward characteristics). Although the Fund may invest up to 50% of its total assets in junk bonds if deemed advantageous by the adviser given current market conditions at the time of investment, the Fund will generally invest at least 50% of the Fund's net assets in securities that, at the time of purchase, are rated investment grade or better or the unrated equivalent, meaning that such securities will carry a minimum rating of Baa, BBB–, or BBB– by Moody's, S&P and Fitch, respectively. A security's quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade.

The Fund may also invest up to 20% of its Assets in a wide variety of taxable debt securities of issuers from the U.S. and other markets, both developed and emerging. Investments may be issued or guaranteed by entities including governments and their agencies, corporations, financial institutions and supranational organizations that the Fund believes have the potential to provide total return. The Fund may invest in inverse floating rate instruments (inverse floaters), corporate bonds, treasury and agency securities, asset-backed, mortgage-related and mortgage-backed securities. Mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency). The Fund expects to invest no more than 10% of its assets in "sub-prime" mortgage-related securities at the time of purchase. The Fund also invests in inflation-linked securities such as Treasury Inflation Protected Securities (TIPS).

The Fund may invest in loan assignments and participations (Loans), and commitments to purchase loan assignments (Unfunded Commitments). The Fund may also invest in common shares or preferred shares of unaffiliated closed-end funds. The Fund generally will limit its investments in a single closed-end fund to 5% of its total assets and in all registered investment companies including closed-end funds (other than money market funds) to 10% of its total assets.

The Fund may invest in exchange traded funds (ETFs) in order to gain exposure to particular foreign markets or asset classes. The ETFs in which the Fund may invest are registered investment companies that seek to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries. Ordinarily, the Fund must limit its investments in any single ETF to 5% of its total assets and in all ETFs and other investment companies to 10% of its total assets. However, the Securities and Exchange Commission (SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations. If the Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs, although ordinarily the Fund will limit its investments to no more than 10% of its total assets in a single ETF.

As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund's total assets may be invested in cash and cash equivalents.

Investment Process. In buying and selling investments for the Fund, the adviser uses an opportunistic strategy that combines security selection, trading strategies and derivatives to allocate its investments with an absolute return orientation (the return that an asset achieves over a certain period of time). The portfolio management team works on a collaborative basis to allocate the Fund's investments among investment grade and non-investment grade municipal securities and to identify relative value and other trading strategies that are designed to increase gain and/or hedge against volatility and interest rate risk. The Fund uses a flexible asset allocation approach. Due to the Fund's flexible allocation approach, the Fund's risk exposure may vary and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments.

		As a result of the Fund's investments in municipal securities, it will generate interest that is expected to be exempt from federal income tax. The opportunistic aspects of the Fund's trading strategy, including the use of derivatives, will result in taxable income, including short-term gains.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. Longer maturity bonds and other debt securities will normally have more price volatility because of this risk than short term bonds and other debt securities. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the securities and thus the value of the Fund's investments.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality's debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund's investments.

Derivatives Risk. Derivatives, including futures contracts, options, swaps and credit default swaps, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Strategy Risk. The Fund may use security selection, opportunistic trading strategies and derivatives strategies to enhance returns. In addition to the risks described under "Derivatives Risk" and "Higher Portfolio Turnover Risk", there is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. These strategies may also result in taxable income including short-term gains. Similarly, the Fund's relative value and other strategies that combine derivatives and/or securities to manage duration, sector and yield curve exposure and credit and spread volatility and to gain exposure to municipal securities or markets may not be successful. Such strategies involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under "Derivatives Risk."

Mortgage-Related and Other Asset-Backed Securities Risk. The Fund may invest in mortgage-related and asset-backed securities, including certain municipal housing authority obligations and so called "sub-prime" mortgages. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

The risk of default, as described under "Credit Risk", for "sub-prime" mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities.

Debt Securities and Other Callable Securities Risk. As part of its main investment strategy, the Fund invests in debt securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Credit Risk. The Fund's investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments. The Fund may invest in municipal securities in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities.

High Yield Securities and Loan Risks. The Fund may invest in securities and instruments that are issued by municipalities and companies that are highly leveraged, less creditworthy or financially distressed (also known as junk bonds). These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and potential illiquidity. Loans are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, illiquidity risks, and lack of publicly available information.

Tax Aware Investing Risk. The Fund's tax aware strategy may reduce your taxable income, but will not eliminate it. The Fund may invest all of its assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax. In addition, the Fund's opportunistic and derivative strategies may generate short-term capital gains which alone or in conjunction with the Fund's other investment strategies may result in distributions of taxable income.

Taxability Risk. The Fund's investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund's dividends with respect to that bond might be subject to federal income tax.

Foreign Securities and Emerging Markets Risks. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, illiquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded "delivery versus payment," the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. These risks are magnified in countries in "emerging markets." Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

ETF and Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of Fund's expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount). If the Fund invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

Inflation-Linked Security Risk. Unlike conventional bonds, the principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation (e.g., the Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Inverse Floater Risk. The market value of an inverse floater can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Inverse floaters involve complex transactions and involve risks in addition to risks associated with more conventional municipal obligations including leverage risk and the risks described under Derivatives Risk.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how performance of the Fund’s Select Class Shares has varied from year to year for the past one calendar year. The table shows the average annual total returns over the past one year and life of the Fund. The table compares that performance to the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index, a broad-based securities market index, the iMoneyNet Tax-Free National Average and the Lipper General & Insured Municipal Debt Funds Index. The Lipper index is based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how performance of the Fund’s Select Class Shares has varied from year to year for the past one calendar year. The table shows the average annual total returns over the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index, a broad-based securities market index, the iMoneyNet Tax-Free National Average and the Lipper General & Insured Municipal Debt Funds Index. The Lipper index is based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	2nd quarter, 2012	1.08%
Worst Quarter	4th quarter, 2012	0.27%
		The Fund's year-to-date return as of 3/31/13 was 0.55%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C, Select Shares | JPMorgan Tax Aware Income Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.75%	[2]
1 Year	rr_ExpenseExampleYear01	449
3 Years	rr_ExpenseExampleYear03	699
5 Years	rr_ExpenseExampleYear05	968
10 Years	rr_ExpenseExampleYear10	1,737
1 Year	rr_ExpenseExampleNoRedemptionYear01	449
3 Years	rr_ExpenseExampleNoRedemptionYear03	699
5 Years	rr_ExpenseExampleNoRedemptionYear05	968
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,737
Past 1 Year	rr_AverageAnnualReturnYear01	(1.35%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2011
A, C, Select Shares | JPMorgan Tax Aware Income Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.40%	[2]
1 Year	rr_ExpenseExampleYear01	243
3 Years	rr_ExpenseExampleYear03	506
5 Years	rr_ExpenseExampleYear05	895
10 Years	rr_ExpenseExampleYear10	1,984
1 Year	rr_ExpenseExampleNoRedemptionYear01	143
3 Years	rr_ExpenseExampleNoRedemptionYear03	506
5 Years	rr_ExpenseExampleNoRedemptionYear05	895
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,984
Past 1 Year	rr_AverageAnnualReturnYear01	0.92%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2011
A, C, Select Shares | JPMorgan Tax Aware Income Opportunities Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.65%	[2]
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	273
5 Years	rr_ExpenseExampleYear05	496
10 Years	rr_ExpenseExampleYear10	1,139
1 Year	rr_ExpenseExampleNoRedemptionYear01	66
3 Years	rr_ExpenseExampleNoRedemptionYear03	273
5 Years	rr_ExpenseExampleNoRedemptionYear05	496
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,139
2012	rr_AnnualReturn2012	2.64%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.27%
Past 1 Year	rr_AverageAnnualReturnYear01	2.64%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2011
A, C, Select Shares | JPMorgan Tax Aware Income Opportunities Fund | Return After Taxes on Distributions | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.51%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2011
A, C, Select Shares | JPMorgan Tax Aware Income Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.92%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2011
A, C, Select Shares | JPMorgan Tax Aware Income Opportunities Fund | Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.64%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.57%
A, C, Select Shares | JPMorgan Tax Aware Income Opportunities Fund | iMoneyNet Tax-Free National Average (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.01%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.01%
A, C, Select Shares | JPMorgan Tax Aware Income Opportunities Fund | Lipper General & Insured Municipal Debt Funds Index (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.51%
Life of Fund	rr_AverageAnnualReturnSinceInception	11.00%

[1]	(under $1 million)
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees��� deferred compensation plan) exceed 0.75%, 1.40% and 0.65%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

A, C, Select Shares | JPMorgan California Tax Free Bond Fund
JPMorgan California Tax Free Bond Fund Class/Ticker: A/JCBAX; C/JCBCX; Select/JPCBX
What is the goal of the Fund?
The Fund seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 61 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan California Tax Free Bond Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	3.75%		none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan California Tax Free Bond Fund		Class A	Class C	Select Class
Management Fees		0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.40%	0.40%	0.40%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		0.97%	1.47%	0.72%
Fee Waivers and Expense Reimbursements	[1]	(0.35%)	(0.35%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.62%	1.12%	0.57%
[1]	The Fund's adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.60%, 1.10% and 0.55%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, C, Select Shares JPMorgan California Tax Free Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	436	639	858	1,489
CLASS C SHARES	214	430	769	1,727
SELECT CLASS SHARES	58	215	386	880

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, C, Select Shares JPMorgan California Tax Free Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	436	639	858	1,489
CLASS C SHARES	114	430	769	1,727
SELECT CLASS SHARES	58	215	386	880

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
What are the Fund’s main investment strategies?
As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal securities, the income from which is exempt from federal and state personal income taxes for California residents and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund seeks investments that also provide high current income. Municipal securities in which the Fund can invest include those issued by the State of California, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions. Because the Fund's objective is high after-tax total return rather than high tax-exempt income, the Fund may invest to a limited extent in securities of other states or territories. To the extent that the Fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for California residents but would be subject to California taxes. For non-California residents, the income from California municipal securities may also be subject to state and local taxes in their jurisdiction of residence.

Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or California personal income taxes. To defend the value of its assets during unusual market conditions, the Fund may temporarily exceed this limit.

The Fund's securities may be of any maturity, but under normal circumstances the Fund's duration will generally range between three and seven years, similar to that of the Barclays LB California 1-17 Year Muni Index. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of "three" means that a security's or portfolio's price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of May 31, 2013, the duration of the Barclays LB California 1-17 Year Muni Index was 5.12 years, although the duration will likely vary in the future.

There may be times when there are not enough municipal securities available to meet the Fund's needs. On these occasions, the Fund may invest in securities that may be subject to federal income tax.

The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. The Fund may invest in municipal mortgage-backed and asset-backed securities. The Fund may invest a significant portion or all of its assets in municipal mortgage-backed securities at the adviser's discretion.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Fund may also invest in zero-coupon securities.

Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/ reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Geographic Concentration Risk. Because the Fund primarily invests in issuers in the State of California, its performance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California's governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California's economy is broad, it does have major concentrations in high technology, manufacturing, entertainment, agriculture, tourism, construction and services, and may be sensitive to economic problems affecting those industries.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund's investments.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality's debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund's investments.

Credit Risk. The Fund's investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments. The Fund may invest in securities that are rated in the lowest investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Fund may invest in municipal bonds in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Alternative Minimum Tax Risk. The Fund may invest in securities, the interest on which may be subject to the federal alternative minimum tax.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Debt Securities and Other Callable Securities Risk. As part of its main investment strategy, the Fund invests in debt securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

High Yield Securities Risk. The Fund may invest in high yield, high risk securities (also known as junk bonds) which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly.

Taxability Risk. The Fund's investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund's dividends with respect to that bond might be subject to federal income tax.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Barclays LB California 1-17 Year Muni Index (formerly known as the Barclays California Competitive Intermediate Municipal Bond (1-17 Year) Index) and the Lipper California Intermediate Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class C Shares shown in the table is based on the performance of Class A Shares prior to the inception of the Class C Shares. The actual returns of Class C Shares would have been lower than those shown because Class C Shares have higher expenses than the Class A Shares on which their performance is based. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	6.18%
Worst Quarter	4th quarter, 2010	-3.72%
The Fund's year-to-date total return through 3/31/13 was 0.46%.
AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2012)
Average Annual Total Returns A, C, Select Shares JPMorgan California Tax Free Bond Fund	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES	5.11%	5.14%	4.07%
SELECT CLASS SHARES Return After Taxes on Distributions	5.09%	5.13%	3.96%
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	4.26%	4.87%	3.90%
CLASS A SHARES	1.14%	4.32%	3.67%
CLASS C SHARES	3.58%	4.58%	3.63%
BARCLAYS LB CALIFORNIA 1-17 YEAR MUNI INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	4.30%	6.15%	4.77%
LIPPER CALIFORNIA INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX (Reflects No Deduction for Taxes)	5.40%	5.05%	3.99%

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
A, C, Select Shares | JPMorgan California Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan California Tax Free Bond Fund Class/Ticker: A/JCBAX; C/JCBCX; Select/JPCBX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 61 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/14
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal securities, the income from which is exempt from federal and state personal income taxes for California residents and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund seeks investments that also provide high current income. Municipal securities in which the Fund can invest include those issued by the State of California, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions. Because the Fund's objective is high after-tax total return rather than high tax-exempt income, the Fund may invest to a limited extent in securities of other states or territories. To the extent that the Fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for California residents but would be subject to California taxes. For non-California residents, the income from California municipal securities may also be subject to state and local taxes in their jurisdiction of residence.

Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or California personal income taxes. To defend the value of its assets during unusual market conditions, the Fund may temporarily exceed this limit.

The Fund's securities may be of any maturity, but under normal circumstances the Fund's duration will generally range between three and seven years, similar to that of the Barclays LB California 1-17 Year Muni Index. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of "three" means that a security's or portfolio's price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of May 31, 2013, the duration of the Barclays LB California 1-17 Year Muni Index was 5.12 years, although the duration will likely vary in the future.

There may be times when there are not enough municipal securities available to meet the Fund's needs. On these occasions, the Fund may invest in securities that may be subject to federal income tax.

The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. The Fund may invest in municipal mortgage-backed and asset-backed securities. The Fund may invest a significant portion or all of its assets in municipal mortgage-backed securities at the adviser's discretion.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Fund may also invest in zero-coupon securities.

		Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/ reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Geographic Concentration Risk. Because the Fund primarily invests in issuers in the State of California, its performance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California's governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California's economy is broad, it does have major concentrations in high technology, manufacturing, entertainment, agriculture, tourism, construction and services, and may be sensitive to economic problems affecting those industries.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund's investments.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality's debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund's investments.

Credit Risk. The Fund's investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments. The Fund may invest in securities that are rated in the lowest investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Fund may invest in municipal bonds in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Alternative Minimum Tax Risk. The Fund may invest in securities, the interest on which may be subject to the federal alternative minimum tax.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Debt Securities and Other Callable Securities Risk. As part of its main investment strategy, the Fund invests in debt securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

High Yield Securities Risk. The Fund may invest in high yield, high risk securities (also known as junk bonds) which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly.

Taxability Risk. The Fund's investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund's dividends with respect to that bond might be subject to federal income tax.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Barclays LB California 1-17 Year Muni Index (formerly known as the Barclays California Competitive Intermediate Municipal Bond (1-17 Year) Index) and the Lipper California Intermediate Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class C Shares shown in the table is based on the performance of Class A Shares prior to the inception of the Class C Shares. The actual returns of Class C Shares would have been lower than those shown because Class C Shares have higher expenses than the Class A Shares on which their performance is based. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Barclays LB California 1-17 Year Muni Index (formerly known as the Barclays California Competitive Intermediate Municipal Bond (1-17 Year) Index) and the Lipper California Intermediate Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	3rd quarter, 2009	6.18%
Worst Quarter	4th quarter, 2010	-3.72%
		The Fund's year-to-date total return through 3/31/13 was 0.46%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C, Select Shares | JPMorgan California Tax Free Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.62%	[2]
1 Year	rr_ExpenseExampleYear01	436
3 Years	rr_ExpenseExampleYear03	639
5 Years	rr_ExpenseExampleYear05	858
10 Years	rr_ExpenseExampleYear10	1,489
1 Year	rr_ExpenseExampleNoRedemptionYear01	436
3 Years	rr_ExpenseExampleNoRedemptionYear03	639
5 Years	rr_ExpenseExampleNoRedemptionYear05	858
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,489
Past 1 Year	rr_AverageAnnualReturnYear01	1.14%
Past 5 Years	rr_AverageAnnualReturnYear05	4.32%
Past 10 Years	rr_AverageAnnualReturnYear10	3.67%
A, C, Select Shares | JPMorgan California Tax Free Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.12%	[2]
1 Year	rr_ExpenseExampleYear01	214
3 Years	rr_ExpenseExampleYear03	430
5 Years	rr_ExpenseExampleYear05	769
10 Years	rr_ExpenseExampleYear10	1,727
1 Year	rr_ExpenseExampleNoRedemptionYear01	114
3 Years	rr_ExpenseExampleNoRedemptionYear03	430
5 Years	rr_ExpenseExampleNoRedemptionYear05	769
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,727
Past 1 Year	rr_AverageAnnualReturnYear01	3.58%
Past 5 Years	rr_AverageAnnualReturnYear05	4.58%
Past 10 Years	rr_AverageAnnualReturnYear10	3.63%
A, C, Select Shares | JPMorgan California Tax Free Bond Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.57%	[2]
1 Year	rr_ExpenseExampleYear01	58
3 Years	rr_ExpenseExampleYear03	215
5 Years	rr_ExpenseExampleYear05	386
10 Years	rr_ExpenseExampleYear10	880
1 Year	rr_ExpenseExampleNoRedemptionYear01	58
3 Years	rr_ExpenseExampleNoRedemptionYear03	215
5 Years	rr_ExpenseExampleNoRedemptionYear05	386
10 Years	rr_ExpenseExampleNoRedemptionYear10	880
2003	rr_AnnualReturn2003	3.61%
2004	rr_AnnualReturn2004	2.66%
2005	rr_AnnualReturn2005	1.53%
2006	rr_AnnualReturn2006	3.69%
2007	rr_AnnualReturn2007	3.58%
2008	rr_AnnualReturn2008	(0.22%)
2009	rr_AnnualReturn2009	8.86%
2010	rr_AnnualReturn2010	2.45%
2011	rr_AnnualReturn2011	9.86%
2012	rr_AnnualReturn2012	5.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.72%)
Past 1 Year	rr_AverageAnnualReturnYear01	5.11%
Past 5 Years	rr_AverageAnnualReturnYear05	5.14%
Past 10 Years	rr_AverageAnnualReturnYear10	4.07%
A, C, Select Shares | JPMorgan California Tax Free Bond Fund | Return After Taxes on Distributions | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.09%
Past 5 Years	rr_AverageAnnualReturnYear05	5.13%
Past 10 Years	rr_AverageAnnualReturnYear10	3.96%
A, C, Select Shares | JPMorgan California Tax Free Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.26%
Past 5 Years	rr_AverageAnnualReturnYear05	4.87%
Past 10 Years	rr_AverageAnnualReturnYear10	3.90%
A, C, Select Shares | JPMorgan California Tax Free Bond Fund | BARCLAYS LB CALIFORNIA 1-17 YEAR MUNI INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.30%
Past 5 Years	rr_AverageAnnualReturnYear05	6.15%
Past 10 Years	rr_AverageAnnualReturnYear10	4.77%
A, C, Select Shares | JPMorgan California Tax Free Bond Fund | LIPPER CALIFORNIA INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.40%
Past 5 Years	rr_AverageAnnualReturnYear05	5.05%
Past 10 Years	rr_AverageAnnualReturnYear10	3.99%

[1]	(under $1 million)
[2]	The Fund's adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.60%, 1.10% and 0.55%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

A, B, C, Select Shares | JPMorgan Intermediate Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund Class/Ticker: A/JITAX; B/JIFBX; C/JITCX; Select/VSITX
What is the goal of the Fund?
The Fund seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.
Investor Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 61 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, B, C, Select Shares JPMorgan Intermediate Tax Free Bond Fund	Class A		Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	3.75%		none	none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]	5.00%	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, B, C, Select Shares JPMorgan Intermediate Tax Free Bond Fund		Class A	Class B	Class C	Select Class
Management Fees		0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	0.75%	none
Other Expenses		0.36%	0.36%	0.36%	0.36%
Shareholder Service Fees		0.25%	0.25%	0.25%	0.25%
Remainder of Other Expenses		0.11%	0.11%	0.11%	0.11%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.92%	1.42%	1.42%	0.67%
Fee Waivers and Expense Reimbursements	[1]	(0.16%)	none	none	(0.07%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.76%	1.42%	1.42%	0.60%
[1]	The Fund's adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.75%, 1.43%, 1.43% and 0.59%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, B, C, Select Shares JPMorgan Intermediate Tax Free Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	450	642	850	1,450
CLASS B SHARES	645	749	976	1,566
CLASS C SHARES	245	449	776	1,702
SELECT CLASS SHARES	61	207	366	828

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, B, C, Select Shares JPMorgan Intermediate Tax Free Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	450	642	850	1,450
CLASS B SHARES	145	449	776	1,566
CLASS C SHARES	145	449	776	1,702
SELECT CLASS SHARES	61	207	366	828

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
What are the Fund’s main investment strategies?
As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To defend the value of its assets during unusual market conditions, the Fund may temporarily exceed this limit.

There may be times when there are not enough municipal obligations available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or U.S. Treasury securities that may be subject to federal income tax.

The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. The Fund may invest in municipal mortgage-backed and asset-backed securities. The Fund may invest a significant portion or all of its assets in municipal mortgage-backed securities at the adviser's discretion.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Fund may also invest in zero-coupon securities and forward commitments.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund's sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect.

Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/ reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund's investments.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality's debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund's investments.

Credit Risk. The Fund's investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments. The Fund may invest in securities that are rated in the lowest investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Fund may invest in municipal bonds in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Alternative Minimum Tax Risk. The Fund may invest in securities, the interest on which may be subject to the federal alternative minimum tax.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Debt Securities and Other Callable Securities Risk. As part of its main investment strategy, the Fund invests in debt securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Taxability Risk. The Fund's investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund's dividends with respect to that bond might be subject to federal income tax.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Barclays U.S. 1-15 Year Blend ( 1-17) Municipal Bond Index (formerly known as the Barclays Competitive Intermediate (1-17 Year) Maturities Index) and the Lipper Intermediate Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class A, Class B and Class C Shares shown in the table is based on the performance of Select Class Shares prior to their inception. The actual returns of the Class A, Class B and Class C Shares would have been lower than those shown because each of these classes has higher expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	4.68%
Worst Quarter	4th quarter, 2010	‒2.50%
The Fund's year-to-date total return through 3/31/13 was 0.09%.
AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2012)
Average Annual Total Returns A, B, C, Select Shares JPMorgan Intermediate Tax Free Bond Fund	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES	3.59%	4.61%	3.86%
SELECT CLASS SHARES Return After Taxes on Distributions	3.54%	4.59%	3.82%
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	3.32%	4.40%	3.79%
CLASS A SHARES	(0.47%)	3.63%	3.43%
CLASS B SHARES	(2.25%)	3.39%	3.06%
CLASS C SHARES	1.71%	3.73%	3.05%
BARCLAYS U.S. 1-15 YEAR BLEND (1-17) MUNICIPAL BOND INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	3.64%	5.96%	4.61%
LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX (Reflects No Deduction for Taxes)	5.23%	5.01%	4.13%

After-tax returns are shown for only the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
A, B, C, Select Shares | JPMorgan Intermediate Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Intermediate Tax Free Bond Fund Class/Ticker: A/JITAX; B/JIFBX; C/JITCX; Select/VSITX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.
Expense [Heading]	rr_ExpenseHeading	Investor Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 61 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/14
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To defend the value of its assets during unusual market conditions, the Fund may temporarily exceed this limit.

There may be times when there are not enough municipal obligations available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or U.S. Treasury securities that may be subject to federal income tax.

The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. The Fund may invest in municipal mortgage-backed and asset-backed securities. The Fund may invest a significant portion or all of its assets in municipal mortgage-backed securities at the adviser's discretion.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Fund may also invest in zero-coupon securities and forward commitments.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund's sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect.

		Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/ reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund's investments.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality's debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund's investments.

Credit Risk. The Fund's investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments. The Fund may invest in securities that are rated in the lowest investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Fund may invest in municipal bonds in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Alternative Minimum Tax Risk. The Fund may invest in securities, the interest on which may be subject to the federal alternative minimum tax.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Debt Securities and Other Callable Securities Risk. As part of its main investment strategy, the Fund invests in debt securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Taxability Risk. The Fund's investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund's dividends with respect to that bond might be subject to federal income tax.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Barclays U.S. 1-15 Year Blend ( 1-17) Municipal Bond Index (formerly known as the Barclays Competitive Intermediate (1-17 Year) Maturities Index) and the Lipper Intermediate Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class A, Class B and Class C Shares shown in the table is based on the performance of Select Class Shares prior to their inception. The actual returns of the Class A, Class B and Class C Shares would have been lower than those shown because each of these classes has higher expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Select Class Shares over the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Barclays U.S. 1-15 Year Blend ( 1-17) Municipal Bond Index (formerly known as the Barclays Competitive Intermediate (1-17 Year) Maturities Index) and the Lipper Intermediate Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	3rd quarter, 2009	4.68%
Worst Quarter	4th quarter, 2010	‒2.50%
		The Fund's year-to-date total return through 3/31/13 was 0.09%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Select Class Shares, and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, B, C, Select Shares | JPMorgan Intermediate Tax Free Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.76%	[2]
1 Year	rr_ExpenseExampleYear01	450
3 Years	rr_ExpenseExampleYear03	642
5 Years	rr_ExpenseExampleYear05	850
10 Years	rr_ExpenseExampleYear10	1,450
1 Year	rr_ExpenseExampleNoRedemptionYear01	450
3 Years	rr_ExpenseExampleNoRedemptionYear03	642
5 Years	rr_ExpenseExampleNoRedemptionYear05	850
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,450
Past 1 Year	rr_AverageAnnualReturnYear01	(0.47%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.63%
Past 10 Years	rr_AverageAnnualReturnYear10	3.43%
A, B, C, Select Shares | JPMorgan Intermediate Tax Free Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.42%	[2]
1 Year	rr_ExpenseExampleYear01	645
3 Years	rr_ExpenseExampleYear03	749
5 Years	rr_ExpenseExampleYear05	976
10 Years	rr_ExpenseExampleYear10	1,566
1 Year	rr_ExpenseExampleNoRedemptionYear01	145
3 Years	rr_ExpenseExampleNoRedemptionYear03	449
5 Years	rr_ExpenseExampleNoRedemptionYear05	776
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,566
Past 1 Year	rr_AverageAnnualReturnYear01	(2.25%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.39%
Past 10 Years	rr_AverageAnnualReturnYear10	3.06%
A, B, C, Select Shares | JPMorgan Intermediate Tax Free Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.42%	[2]
1 Year	rr_ExpenseExampleYear01	245
3 Years	rr_ExpenseExampleYear03	449
5 Years	rr_ExpenseExampleYear05	776
10 Years	rr_ExpenseExampleYear10	1,702
1 Year	rr_ExpenseExampleNoRedemptionYear01	145
3 Years	rr_ExpenseExampleNoRedemptionYear03	449
5 Years	rr_ExpenseExampleNoRedemptionYear05	776
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,702
Past 1 Year	rr_AverageAnnualReturnYear01	1.71%
Past 5 Years	rr_AverageAnnualReturnYear05	3.73%
Past 10 Years	rr_AverageAnnualReturnYear10	3.05%
A, B, C, Select Shares | JPMorgan Intermediate Tax Free Bond Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.60%	[2]
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	207
5 Years	rr_ExpenseExampleYear05	366
10 Years	rr_ExpenseExampleYear10	828
1 Year	rr_ExpenseExampleNoRedemptionYear01	61
3 Years	rr_ExpenseExampleNoRedemptionYear03	207
5 Years	rr_ExpenseExampleNoRedemptionYear05	366
10 Years	rr_ExpenseExampleNoRedemptionYear10	828
2003	rr_AnnualReturn2003	4.05%
2004	rr_AnnualReturn2004	2.43%
2005	rr_AnnualReturn2005	1.61%
2006	rr_AnnualReturn2006	3.76%
2007	rr_AnnualReturn2007	3.76%
2008	rr_AnnualReturn2008	2.34%
2009	rr_AnnualReturn2009	7.33%
2010	rr_AnnualReturn2010	1.94%
2011	rr_AnnualReturn2011	7.99%
2012	rr_AnnualReturn2012	3.59%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.50%)
Past 1 Year	rr_AverageAnnualReturnYear01	3.59%
Past 5 Years	rr_AverageAnnualReturnYear05	4.61%
Past 10 Years	rr_AverageAnnualReturnYear10	3.86%
A, B, C, Select Shares | JPMorgan Intermediate Tax Free Bond Fund | Return After Taxes on Distributions | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.54%
Past 5 Years	rr_AverageAnnualReturnYear05	4.59%
Past 10 Years	rr_AverageAnnualReturnYear10	3.82%
A, B, C, Select Shares | JPMorgan Intermediate Tax Free Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.32%
Past 5 Years	rr_AverageAnnualReturnYear05	4.40%
Past 10 Years	rr_AverageAnnualReturnYear10	3.79%
A, B, C, Select Shares | JPMorgan Intermediate Tax Free Bond Fund | BARCLAYS U.S. 1-15 YEAR BLEND (1-17) MUNICIPAL BOND INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.64%
Past 5 Years	rr_AverageAnnualReturnYear05	5.96%
Past 10 Years	rr_AverageAnnualReturnYear10	4.61%
A, B, C, Select Shares | JPMorgan Intermediate Tax Free Bond Fund | LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.23%
Past 5 Years	rr_AverageAnnualReturnYear05	5.01%
Past 10 Years	rr_AverageAnnualReturnYear10	4.13%

[1]	(under $1 million)
[2]	The Fund's adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.75%, 1.43%, 1.43% and 0.59%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

A, B, C, Select Shares | JPMorgan New York Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund Class/Ticker: A/VANTX; B/VBNTX; C/JCNTX; Select/VINTX
What is the goal of the Fund?
The Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 61 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your Investment)
Shareholder Fees A, B, C, Select Shares JPMorgan New York Tax Free Bond Fund	Class A		Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	3.75%		none	none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]	5.00%	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, B, C, Select Shares JPMorgan New York Tax Free Bond Fund		Class A	Class B	Class C	Select Class
Management Fees		0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	0.75%	none
Other Expenses		0.38%	0.38%	0.38%	0.38%
Shareholder Service Fees		0.25%	0.25%	0.25%	0.25%
Remainder of Other Expenses		0.13%	0.13%	0.13%	0.13%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.94%	1.44%	1.44%	0.69%
Fee Waivers and Expense Reimbursements	[1]	(0.18%)	none	none	(0.03%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.76%	1.44%	1.44%	0.66%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.75%, 1.50%, 1.50% and 0.65%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, B, C, Select Shares JPMorgan New York Tax Free Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	450	646	859	1,471
CLASS B SHARES	647	756	987	1,588
CLASS C SHARES	247	456	787	1,724
SELECT CLASS SHARES	67	218	381	856

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, B, C, Select Shares JPMorgan New York Tax Free Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	450	646	859	1,471
CLASS B SHARES	147	456	787	1,588
CLASS C SHARES	147	456	787	1,724
SELECT CLASS SHARES	67	218	381	856

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
What are the Fund’s main investment strategies?
As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes, and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes.

The Fund may invest in municipal obligations issued by the State of New York, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions.

Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. To defend the value of its assets during unusual market conditions, the Fund may temporarily exceed this limit.

There may be times when there are not enough municipal obligations available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or U.S. Treasury securities that may be subject to federal income tax.

The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. The Fund may invest in municipal mortgage-backed and asset-backed securities. The Fund may invest a significant portion or all of its assets in municipal mortgage-backed securities at the adviser's discretion.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Fund may also invest in zero-coupon securities and forward commitments.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund's sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect.

Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/ reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Geographic Concentration Risk. Because the Fund invests primarily in municipal obligations issued by the State of New York, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. As the nation's financial capital, New York's economy is heavily dependent on the financial sector, and may be sensitive to economic problems affecting the sector.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund's investments.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality's debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund's investments.

Credit Risk. The Fund's investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments. The Fund may invest in securities that are rated in the lowest investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Fund may invest in municipal bonds in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Alternative Minimum Tax Risk. The Fund may invest in securities, the interest on which may be subject to the federal alternative minimum tax.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Debt Securities and Other Callable Securities Risk. As part of its main investment strategy, the Fund invests in debt securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Taxability Risk. The Fund's investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund's dividends with respect to that bond might be subject to federal income tax.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Barclays New York Competitive Intermediate (1–17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class C Shares shown in the table is based on the performance of Class B Shares prior to the inception of the Class C Shares. The actual returns of Class C Shares would have been similar to those shown because the classes have similar expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	5.05%
Worst Quarter	4th quarter, 2010	‒3.36%
The Fund's year-to-date total return through 3/31/13 was 0.48%.
AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2012)
Average Annual Total Returns A, B, C, Select Shares JPMorgan New York Tax Free Bond Fund	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES	3.65%	4.76%	3.83%
SELECT CLASS SHARES Return After Taxes on Distributions	3.65%	4.76%	3.78%
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	3.37%	4.56%	3.75%
CLASS A SHARES	(0.30%)	3.90%	3.37%
CLASS B SHARES	(2.12%)	3.63%	3.17%
CLASS C SHARES	1.92%	3.99%	3.03%
BARCLAYS NEW YORK COMPETITIVE INTERMEDIATE (1��17 YEAR) MATURITIES INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	3.17%	5.79%	4.56%
LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX (Reflects No Deduction for Taxes)	5.23%	5.01%	4.13%

After-tax returns are shown for only the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
A, B, C, Select Shares | JPMorgan New York Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan New York Tax Free Bond Fund Class/Ticker: A/VANTX; B/VBNTX; C/JCNTX; Select/VINTX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 61 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/14
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes, and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes.

The Fund may invest in municipal obligations issued by the State of New York, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions.

Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. To defend the value of its assets during unusual market conditions, the Fund may temporarily exceed this limit.

There may be times when there are not enough municipal obligations available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or U.S. Treasury securities that may be subject to federal income tax.

The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. The Fund may invest in municipal mortgage-backed and asset-backed securities. The Fund may invest a significant portion or all of its assets in municipal mortgage-backed securities at the adviser's discretion.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Fund may also invest in zero-coupon securities and forward commitments.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund's sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect.

		Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/ reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Geographic Concentration Risk. Because the Fund invests primarily in municipal obligations issued by the State of New York, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. As the nation's financial capital, New York's economy is heavily dependent on the financial sector, and may be sensitive to economic problems affecting the sector.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund's investments.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality's debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund's investments.

Credit Risk. The Fund's investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments. The Fund may invest in securities that are rated in the lowest investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Fund may invest in municipal bonds in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Alternative Minimum Tax Risk. The Fund may invest in securities, the interest on which may be subject to the federal alternative minimum tax.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Debt Securities and Other Callable Securities Risk. As part of its main investment strategy, the Fund invests in debt securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Taxability Risk. The Fund's investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund's dividends with respect to that bond might be subject to federal income tax.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Barclays New York Competitive Intermediate (1–17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class C Shares shown in the table is based on the performance of Class B Shares prior to the inception of the Class C Shares. The actual returns of Class C Shares would have been similar to those shown because the classes have similar expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Barclays New York Competitive Intermediate (1–17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	3rd quarter, 2009	5.05%
Worst Quarter	4th quarter, 2010	‒3.36%
		The Fund's year-to-date total return through 3/31/13 was 0.48%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Select Class Shares, and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, B, C, Select Shares | JPMorgan New York Tax Free Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.76%	[2]
1 Year	rr_ExpenseExampleYear01	450
3 Years	rr_ExpenseExampleYear03	646
5 Years	rr_ExpenseExampleYear05	859
10 Years	rr_ExpenseExampleYear10	1,471
1 Year	rr_ExpenseExampleNoRedemptionYear01	450
3 Years	rr_ExpenseExampleNoRedemptionYear03	646
5 Years	rr_ExpenseExampleNoRedemptionYear05	859
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,471
Past 1 Year	rr_AverageAnnualReturnYear01	(0.30%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.90%
Past 10 Years	rr_AverageAnnualReturnYear10	3.37%
A, B, C, Select Shares | JPMorgan New York Tax Free Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.44%	[2]
1 Year	rr_ExpenseExampleYear01	647
3 Years	rr_ExpenseExampleYear03	756
5 Years	rr_ExpenseExampleYear05	987
10 Years	rr_ExpenseExampleYear10	1,588
1 Year	rr_ExpenseExampleNoRedemptionYear01	147
3 Years	rr_ExpenseExampleNoRedemptionYear03	456
5 Years	rr_ExpenseExampleNoRedemptionYear05	787
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,588
Past 1 Year	rr_AverageAnnualReturnYear01	(2.12%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.63%
Past 10 Years	rr_AverageAnnualReturnYear10	3.17%
A, B, C, Select Shares | JPMorgan New York Tax Free Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.44%	[2]
1 Year	rr_ExpenseExampleYear01	247
3 Years	rr_ExpenseExampleYear03	456
5 Years	rr_ExpenseExampleYear05	787
10 Years	rr_ExpenseExampleYear10	1,724
1 Year	rr_ExpenseExampleNoRedemptionYear01	147
3 Years	rr_ExpenseExampleNoRedemptionYear03	456
5 Years	rr_ExpenseExampleNoRedemptionYear05	787
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,724
Past 1 Year	rr_AverageAnnualReturnYear01	1.92%
Past 5 Years	rr_AverageAnnualReturnYear05	3.99%
Past 10 Years	rr_AverageAnnualReturnYear10	3.03%
A, B, C, Select Shares | JPMorgan New York Tax Free Bond Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.66%	[2]
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	381
10 Years	rr_ExpenseExampleYear10	856
1 Year	rr_ExpenseExampleNoRedemptionYear01	67
3 Years	rr_ExpenseExampleNoRedemptionYear03	218
5 Years	rr_ExpenseExampleNoRedemptionYear05	381
10 Years	rr_ExpenseExampleNoRedemptionYear10	856
2003	rr_AnnualReturn2003	4.18%
2004	rr_AnnualReturn2004	2.50%
2005	rr_AnnualReturn2005	0.91%
2006	rr_AnnualReturn2006	3.17%
2007	rr_AnnualReturn2007	3.86%
2008	rr_AnnualReturn2008	2.07%
2009	rr_AnnualReturn2009	7.75%
2010	rr_AnnualReturn2010	2.02%
2011	rr_AnnualReturn2011	8.48%
2012	rr_AnnualReturn2012	3.65%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.36%)
Past 1 Year	rr_AverageAnnualReturnYear01	3.65%
Past 5 Years	rr_AverageAnnualReturnYear05	4.76%
Past 10 Years	rr_AverageAnnualReturnYear10	3.83%
A, B, C, Select Shares | JPMorgan New York Tax Free Bond Fund | Return After Taxes on Distributions | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.65%
Past 5 Years	rr_AverageAnnualReturnYear05	4.76%
Past 10 Years	rr_AverageAnnualReturnYear10	3.78%
A, B, C, Select Shares | JPMorgan New York Tax Free Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.37%
Past 5 Years	rr_AverageAnnualReturnYear05	4.56%
Past 10 Years	rr_AverageAnnualReturnYear10	3.75%
A, B, C, Select Shares | JPMorgan New York Tax Free Bond Fund | BARCLAYS NEW YORK COMPETITIVE INTERMEDIATE (1��17 YEAR) MATURITIES INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.17%
Past 5 Years	rr_AverageAnnualReturnYear05	5.79%
Past 10 Years	rr_AverageAnnualReturnYear10	4.56%
A, B, C, Select Shares | JPMorgan New York Tax Free Bond Fund | LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.23%
Past 5 Years	rr_AverageAnnualReturnYear05	5.01%
Past 10 Years	rr_AverageAnnualReturnYear10	4.13%

[1]	(under $1 million)
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.75%, 1.50%, 1.50% and 0.65%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Institutional Shares | JPMorgan California Tax Free Bond Fund
JPMorgan California Tax Free Bond Fund Class/Ticker: Institutional/JPICX
What is the goal of the Fund?
The Fund seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares JPMorgan California Tax Free Bond Fund Institutional Class
Management Fees		0.30%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.26%
Shareholder Service Fees		0.10%
Remainder of Other Expenses		0.16%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		0.58%
Fee Waivers and Expense Reimbursements	[1]	(0.06%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.52%
[1]	The Fund's adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Institutional Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.50% of its average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan California Tax Free Bond Fund INSTITUTIONAL CLASS SHARES	53	180	318	720

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan California Tax Free Bond Fund INSTITUTIONAL CLASS SHARES	53	180	318	720

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
What are the Fund’s main investment strategies?
As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal securities, the income from which is exempt from federal and state personal income taxes for California residents and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund seeks investments that also provide high current income. Municipal securities in which the Fund can invest include those issued by the State of California, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions. Because the Fund's objective is high after-tax total return rather than high tax-exempt income, the Fund may invest to a limited extent in securities of other states or territories. To the extent that the Fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for California residents but would be subject to California taxes. For non-California residents, the income from California municipal securities may also be subject to state and local taxes in their jurisdiction of residence.

Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or California personal income taxes. To defend the value of its assets during unusual market conditions, the Fund may temporarily exceed this limit.

The Fund's securities may be of any maturity, but under normal circumstances the Fund's duration will generally range between three and seven years, similar to that of the Barclays LB California 1-17 Year Muni Index. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of "three" means that a security's or portfolio's price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of May 31, 2013, the duration of the Barclays LB California 1-17 Year Muni Index was 5.12 years, although the duration will likely vary in the future.

There may be times when there are not enough municipal securities available to meet the Fund's needs. On these occasions, the Fund may invest in securities that may be subject to federal income tax.

The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. The Fund may invest in municipal mortgage-backed and asset-backed securities. The Fund may invest a significant portion or all of its assets in municipal mortgage-backed securities at the adviser's discretion.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Fund may also invest in zero-coupon securities.

Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/ reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Geographic Concentration Risk. Because the Fund primarily invests in issuers in the State of California, its performance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California's governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California's economy is broad, it does have major concentrations in high technology, manufacturing, entertainment, agriculture, tourism, construction and services, and may be sensitive to economic problems affecting those industries.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund's investments.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality's debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund's investments.

Credit Risk. The Fund's investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments. The Fund may invest in securities that are rated in the lowest investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Fund may invest in municipal bonds in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Alternative Minimum Tax Risk. The Fund may invest in securities, the interest on which may be subject to the federal alternative minimum tax.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Debt Securities and Other Callable Securities Risk. As part of its main investment strategy, the Fund invests in debt securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

High Yield Securities Risk. The Fund may invest in high yield, high risk securities (also known as junk bonds) which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly.

Taxability Risk. The Fund's investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund's dividends with respect to that bond might be subject to federal income tax.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Barclays LB California 1-17 Year Muni Index (formerly known as the Barclays California Competitive Intermediate Municipal Bond (1-17 Year) Index) and the Lipper California Intermediate Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	6.18%
Worst Quarter	4th quarter, 2010	–3.67%
The Fund's year-to-date total return through 3/31/13 was 0.48%.
AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2012)
Average Annual Total Returns Institutional Shares JPMorgan California Tax Free Bond Fund	Past 1 Year	Past 5 Years	Past 10 Years
INSTITUTIONAL CLASS SHARES	5.17%	5.20%	4.19%
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions	5.15%	5.19%	4.07%
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	4.35%	4.93%	4.02%
BARCLAYS LB CALIFORNIA 1-17 YEAR MUNI INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	4.30%	6.15%	4.77%
LIPPER CALIFORNIA INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX (Reflects No Deduction for Taxes)	5.40%	5.05%	3.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Institutional Shares | JPMorgan California Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan California Tax Free Bond Fund Class/Ticker: Institutional/JPICX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/14
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal securities, the income from which is exempt from federal and state personal income taxes for California residents and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund seeks investments that also provide high current income. Municipal securities in which the Fund can invest include those issued by the State of California, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions. Because the Fund's objective is high after-tax total return rather than high tax-exempt income, the Fund may invest to a limited extent in securities of other states or territories. To the extent that the Fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for California residents but would be subject to California taxes. For non-California residents, the income from California municipal securities may also be subject to state and local taxes in their jurisdiction of residence.

Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or California personal income taxes. To defend the value of its assets during unusual market conditions, the Fund may temporarily exceed this limit.

The Fund's securities may be of any maturity, but under normal circumstances the Fund's duration will generally range between three and seven years, similar to that of the Barclays LB California 1-17 Year Muni Index. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of "three" means that a security's or portfolio's price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of May 31, 2013, the duration of the Barclays LB California 1-17 Year Muni Index was 5.12 years, although the duration will likely vary in the future.

There may be times when there are not enough municipal securities available to meet the Fund's needs. On these occasions, the Fund may invest in securities that may be subject to federal income tax.

The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. The Fund may invest in municipal mortgage-backed and asset-backed securities. The Fund may invest a significant portion or all of its assets in municipal mortgage-backed securities at the adviser's discretion.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Fund may also invest in zero-coupon securities.

		Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/ reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Geographic Concentration Risk. Because the Fund primarily invests in issuers in the State of California, its performance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California's governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California's economy is broad, it does have major concentrations in high technology, manufacturing, entertainment, agriculture, tourism, construction and services, and may be sensitive to economic problems affecting those industries.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund's investments.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality's debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund's investments.

Credit Risk. The Fund's investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments. The Fund may invest in securities that are rated in the lowest investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Fund may invest in municipal bonds in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Alternative Minimum Tax Risk. The Fund may invest in securities, the interest on which may be subject to the federal alternative minimum tax.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Debt Securities and Other Callable Securities Risk. As part of its main investment strategy, the Fund invests in debt securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

High Yield Securities Risk. The Fund may invest in high yield, high risk securities (also known as junk bonds) which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly.

Taxability Risk. The Fund's investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund's dividends with respect to that bond might be subject to federal income tax.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Barclays LB California 1-17 Year Muni Index (formerly known as the Barclays California Competitive Intermediate Municipal Bond (1-17 Year) Index) and the Lipper California Intermediate Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Barclays LB California 1-17 Year Muni Index (formerly known as the Barclays California Competitive Intermediate Municipal Bond (1-17 Year) Index) and the Lipper California Intermediate Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	3rd quarter, 2009	6.18%
Worst Quarter	4th quarter, 2010	–3.67%
		The Fund's year-to-date total return through 3/31/13 was 0.48%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | JPMorgan California Tax Free Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.52%	[1]
1 Year	rr_ExpenseExampleYear01	53
3 Years	rr_ExpenseExampleYear03	180
5 Years	rr_ExpenseExampleYear05	318
10 Years	rr_ExpenseExampleYear10	720
1 Year	rr_ExpenseExampleNoRedemptionYear01	53
3 Years	rr_ExpenseExampleNoRedemptionYear03	180
5 Years	rr_ExpenseExampleNoRedemptionYear05	318
10 Years	rr_ExpenseExampleNoRedemptionYear10	720
2003	rr_AnnualReturn2003	3.76%
2004	rr_AnnualReturn2004	2.90%
2005	rr_AnnualReturn2005	1.76%
2006	rr_AnnualReturn2006	3.89%
2007	rr_AnnualReturn2007	3.62%
2008	rr_AnnualReturn2008	(0.20%)
2009	rr_AnnualReturn2009	8.95%
2010	rr_AnnualReturn2010	2.54%
2011	rr_AnnualReturn2011	9.89%
2012	rr_AnnualReturn2012	5.17%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.67%)
Past 1 Year	rr_AverageAnnualReturnYear01	5.17%
Past 5 Years	rr_AverageAnnualReturnYear05	5.20%
Past 10 Years	rr_AverageAnnualReturnYear10	4.19%
Institutional Shares | JPMorgan California Tax Free Bond Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.15%
Past 5 Years	rr_AverageAnnualReturnYear05	5.19%
Past 10 Years	rr_AverageAnnualReturnYear10	4.07%
Institutional Shares | JPMorgan California Tax Free Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.35%
Past 5 Years	rr_AverageAnnualReturnYear05	4.93%
Past 10 Years	rr_AverageAnnualReturnYear10	4.02%
Institutional Shares | JPMorgan California Tax Free Bond Fund | BARCLAYS LB CALIFORNIA 1-17 YEAR MUNI INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.30%
Past 5 Years	rr_AverageAnnualReturnYear05	6.15%
Past 10 Years	rr_AverageAnnualReturnYear10	4.77%
Institutional Shares | JPMorgan California Tax Free Bond Fund | LIPPER CALIFORNIA INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.40%
Past 5 Years	rr_AverageAnnualReturnYear05	5.05%
Past 10 Years	rr_AverageAnnualReturnYear10	3.99%

[1]	The Fund's adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Institutional Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.50% of its average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Institutional Shares | JPMorgan Intermediate Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund Class/Ticker: Institutional/JITIX
What is the goal of the Fund?
The Fund seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.
Investor Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares JPMorgan Intermediate Tax Free Bond Fund Institutional Class
Management Fees		0.30%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.21%
Shareholder Service Fees		0.10%
Remainder of Other Expenses		0.11%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.52%
Fee Waivers and Expense Reimbursements	[1]	(0.01%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.51%
[1]	The Fund's adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Fund Operating Expenses of Institutional Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.50% of its average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan Intermediate Tax Free Bond Fund INSTITUTIONAL CLASS SHARES	52	166	290	652

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan Intermediate Tax Free Bond Fund INSTITUTIONAL CLASS SHARES	52	166	290	652

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
What are the Fund’s main investment strategies?
As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To defend the value of its assets during unusual market conditions, the Fund may temporarily exceed this limit.

There may be times when there are not enough municipal obligations available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or U.S. Treasury securities that may be subject to federal income tax.

The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. The Fund may invest in municipal mortgage-backed and asset-backed securities. The Fund may invest a significant portion or all of its assets in municipal mortgage-backed securities at the adviser's discretion.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Fund may also invest in zero-coupon securities and forward commitments.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund's sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect.

Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/ reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund's investments.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality's debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund's investments.

Credit Risk. The Fund's investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments. The Fund may invest in securities that are rated in the lowest investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Fund may invest in municipal bonds in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Alternative Minimum Tax Risk. The Fund may invest in securities, the interest on which may be subject to the federal alternative minimum tax.

Mortgage-Related and Other Asset-Backed Securities Risk.
Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Debt Securities and Other Callable Securities Risk. As part of its main investment strategy, the Fund invests in debt securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Taxability Risk. The Fund's investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund's dividends with respect to that bond might be subject to federal income tax.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares over the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (formerly known as the Barclays Competitive Intermediate (1-17 Year) Maturities Index) and the Lipper Intermediate Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	4.71%
Worst Quarter	4th quarter, 2010	–2.49%
The Fund's year-to-date total return through 3/31/13 was 0.11%.
AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2012)
Average Annual Total Returns Institutional Shares JPMorgan Intermediate Tax Free Bond Fund	Past 1 Year	Past 5 Years	Past 10 Years
INSTITUTIONAL CLASS SHARES	3.68%	4.69%	3.96%
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions	3.63%	4.67%	3.92%
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	3.42%	4.48%	3.89%
BARCLAYS U.S. 1-15 YEAR BLEND (1-17) MUNICIPAL BOND INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	3.64%	5.96%	4.61%
LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX (Reflects No Deduction for Taxes)	5.23%	5.01%	4.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Institutional Shares | JPMorgan Intermediate Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Intermediate Tax Free Bond Fund Class/Ticker: Institutional/JITIX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.
Expense [Heading]	rr_ExpenseHeading	Investor Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/14
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To defend the value of its assets during unusual market conditions, the Fund may temporarily exceed this limit.

There may be times when there are not enough municipal obligations available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or U.S. Treasury securities that may be subject to federal income tax.

The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. The Fund may invest in municipal mortgage-backed and asset-backed securities. The Fund may invest a significant portion or all of its assets in municipal mortgage-backed securities at the adviser's discretion.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Fund may also invest in zero-coupon securities and forward commitments.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund's sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect.

		Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/ reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund's investments.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality's debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund's investments.

Credit Risk. The Fund's investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments. The Fund may invest in securities that are rated in the lowest investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Fund may invest in municipal bonds in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Alternative Minimum Tax Risk. The Fund may invest in securities, the interest on which may be subject to the federal alternative minimum tax.

Mortgage-Related and Other Asset-Backed Securities Risk.
Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Debt Securities and Other Callable Securities Risk. As part of its main investment strategy, the Fund invests in debt securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Taxability Risk. The Fund's investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund's dividends with respect to that bond might be subject to federal income tax.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares over the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (formerly known as the Barclays Competitive Intermediate (1-17 Year) Maturities Index) and the Lipper Intermediate Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Institutional Class Shares over the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (formerly known as the Barclays Competitive Intermediate (1-17 Year) Maturities Index) and the Lipper Intermediate Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	3rd quarter, 2009	4.71%
Worst Quarter	4th quarter, 2010	–2.49%
		The Fund's year-to-date total return through 3/31/13 was 0.11%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | JPMorgan Intermediate Tax Free Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.51%	[1]
1 Year	rr_ExpenseExampleYear01	52
3 Years	rr_ExpenseExampleYear03	166
5 Years	rr_ExpenseExampleYear05	290
10 Years	rr_ExpenseExampleYear10	652
1 Year	rr_ExpenseExampleNoRedemptionYear01	52
3 Years	rr_ExpenseExampleNoRedemptionYear03	166
5 Years	rr_ExpenseExampleNoRedemptionYear05	290
10 Years	rr_ExpenseExampleNoRedemptionYear10	652
2003	rr_AnnualReturn2003	4.12%
2004	rr_AnnualReturn2004	2.68%
2005	rr_AnnualReturn2005	1.70%
2006	rr_AnnualReturn2006	3.75%
2007	rr_AnnualReturn2007	3.95%
2008	rr_AnnualReturn2008	2.34%
2009	rr_AnnualReturn2009	7.45%
2010	rr_AnnualReturn2010	2.03%
2011	rr_AnnualReturn2011	8.09%
2012	rr_AnnualReturn2012	3.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.49%)
Past 1 Year	rr_AverageAnnualReturnYear01	3.68%
Past 5 Years	rr_AverageAnnualReturnYear05	4.69%
Past 10 Years	rr_AverageAnnualReturnYear10	3.96%
Institutional Shares | JPMorgan Intermediate Tax Free Bond Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.63%
Past 5 Years	rr_AverageAnnualReturnYear05	4.67%
Past 10 Years	rr_AverageAnnualReturnYear10	3.92%
Institutional Shares | JPMorgan Intermediate Tax Free Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.42%
Past 5 Years	rr_AverageAnnualReturnYear05	4.48%
Past 10 Years	rr_AverageAnnualReturnYear10	3.89%
Institutional Shares | JPMorgan Intermediate Tax Free Bond Fund | BARCLAYS U.S. 1-15 YEAR BLEND (1-17) MUNICIPAL BOND INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.64%
Past 5 Years	rr_AverageAnnualReturnYear05	5.96%
Past 10 Years	rr_AverageAnnualReturnYear10	4.61%
Institutional Shares | JPMorgan Intermediate Tax Free Bond Fund | LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.23%
Past 5 Years	rr_AverageAnnualReturnYear05	5.01%
Past 10 Years	rr_AverageAnnualReturnYear10	4.13%

[1]	The Fund's adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Fund Operating Expenses of Institutional Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.50% of its average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Institutional Shares | JPMorgan New York Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund Class/Ticker: Institutional/JNYIX
What is the goal of the Fund?
The Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares JPMorgan New York Tax Free Bond Fund Institutional Class
Management Fees		0.30%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.23%
Shareholder Service Fees		0.10%
Remainder of Other Expenses		0.13%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.54%
Fee Waivers and Expense Reimbursements	[1]	(0.03%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.51%
[1]	The Fund���s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Institutional Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees��� deferred compensation plan) exceed 0.50% of its average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan New York Tax Free Bond Fund INSTITUTIONAL CLASS SHARES	52	170	299	674

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan New York Tax Free Bond Fund INSTITUTIONAL CLASS SHARES	52	170	299	674

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
What are the Fund’s main investment strategies?
As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes, and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes.

The Fund may invest in municipal obligations issued by the State of New York, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions.

Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. To defend the value of its assets during unusual market conditions, the Fund may temporarily exceed this limit.

There may be times when there are not enough municipal obligations available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or U.S. Treasury securities that may be subject to federal income tax.

The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. The Fund may invest in municipal mortgage-backed and asset-backed securities. The Fund may invest a significant portion or all of its assets in municipal mortgage-backed securities at the adviser's discretion.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Fund may also invest in zero-coupon securities and forward commitments.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund's sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect.

Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/ reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Geographic Concentration Risk. Because the Fund invests primarily in municipal obligations issued by the State of New York, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. As the nation's financial capital, New York's economy is heavily dependent on the financial sector, and may be sensitive to economic problems affecting the sector.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund's investments.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality's debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund's investments.

Credit Risk. The Fund's investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments. The Fund may invest in securities that are rated in the lowest investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Fund may invest in municipal bonds in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Alternative Minimum Tax Risk. The Fund may invest in securities, the interest on which may be subject to the federal alternative minimum tax.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets under- lying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Debt Securities and Other Callable Securities Risk. As part of its main investment strategy, the Fund invests in debt securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Taxability Risk. The Fund's investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund's dividends with respect to that bond might be subject to federal income tax.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Barclays New York Competitive Intermediate (1—17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	5.09%
Worst Quarter	4th quarter, 2010	–3.32%
The Fund's year-to-date total return through 3/31/13 was 0.50%.
AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2012)
Average Annual Total Returns Institutional Shares JPMorgan New York Tax Free Bond Fund	Past 1 Year	Past 5 Years	Past 10 Years
INSTITUTIONAL CLASS SHARES	3.69%	4.95%	4.03%
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions	3.69%	4.95%	3.98%
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	3.46%	4.75%	3.95%
BARCLAYS NEW YORK COMPETITIVE INTERMEDIATE (1��17 YEAR) MATURITIES INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	3.17%	5.79%	4.56%
LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX (Reflects No Deduction for Taxes)	5.23%	5.01%	4.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Institutional Shares | JPMorgan New York Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan New York Tax Free Bond Fund Class/Ticker: Institutional/JNYIX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/14
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes, and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes.

The Fund may invest in municipal obligations issued by the State of New York, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions.

Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. To defend the value of its assets during unusual market conditions, the Fund may temporarily exceed this limit.

There may be times when there are not enough municipal obligations available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or U.S. Treasury securities that may be subject to federal income tax.

The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. The Fund may invest in municipal mortgage-backed and asset-backed securities. The Fund may invest a significant portion or all of its assets in municipal mortgage-backed securities at the adviser's discretion.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Fund may also invest in zero-coupon securities and forward commitments.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund's sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect.

		Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/ reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Geographic Concentration Risk. Because the Fund invests primarily in municipal obligations issued by the State of New York, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. As the nation's financial capital, New York's economy is heavily dependent on the financial sector, and may be sensitive to economic problems affecting the sector.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund's investments.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality's debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund's investments.

Credit Risk. The Fund's investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments. The Fund may invest in securities that are rated in the lowest investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Fund may invest in municipal bonds in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Alternative Minimum Tax Risk. The Fund may invest in securities, the interest on which may be subject to the federal alternative minimum tax.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets under- lying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Debt Securities and Other Callable Securities Risk. As part of its main investment strategy, the Fund invests in debt securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Taxability Risk. The Fund's investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund's dividends with respect to that bond might be subject to federal income tax.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Barclays New York Competitive Intermediate (1—17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Barclays New York Competitive Intermediate (1—17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	3rd quarter, 2009	5.09%
Worst Quarter	4th quarter, 2010	–3.32%
		The Fund's year-to-date total return through 3/31/13 was 0.50%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | JPMorgan New York Tax Free Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.51%	[1]
1 Year	rr_ExpenseExampleYear01	52
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	299
10 Years	rr_ExpenseExampleYear10	674
1 Year	rr_ExpenseExampleNoRedemptionYear01	52
3 Years	rr_ExpenseExampleNoRedemptionYear03	170
5 Years	rr_ExpenseExampleNoRedemptionYear05	299
10 Years	rr_ExpenseExampleNoRedemptionYear10	674
2003	rr_AnnualReturn2003	4.39%
2004	rr_AnnualReturn2004	2.71%
2005	rr_AnnualReturn2005	1.10%
2006	rr_AnnualReturn2006	3.37%
2007	rr_AnnualReturn2007	4.07%
2008	rr_AnnualReturn2008	2.26%
2009	rr_AnnualReturn2009	7.99%
2010	rr_AnnualReturn2010	2.20%
2011	rr_AnnualReturn2011	8.82%
2012	rr_AnnualReturn2012	3.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.32%)
Past 1 Year	rr_AverageAnnualReturnYear01	3.69%
Past 5 Years	rr_AverageAnnualReturnYear05	4.95%
Past 10 Years	rr_AverageAnnualReturnYear10	4.03%
Institutional Shares | JPMorgan New York Tax Free Bond Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.69%
Past 5 Years	rr_AverageAnnualReturnYear05	4.95%
Past 10 Years	rr_AverageAnnualReturnYear10	3.98%
Institutional Shares | JPMorgan New York Tax Free Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.46%
Past 5 Years	rr_AverageAnnualReturnYear05	4.75%
Past 10 Years	rr_AverageAnnualReturnYear10	3.95%
Institutional Shares | JPMorgan New York Tax Free Bond Fund | BARCLAYS NEW YORK COMPETITIVE INTERMEDIATE (1��17 YEAR) MATURITIES INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.17%
Past 5 Years	rr_AverageAnnualReturnYear05	5.79%
Past 10 Years	rr_AverageAnnualReturnYear10	4.56%
Institutional Shares | JPMorgan New York Tax Free Bond Fund | LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.23%
Past 5 Years	rr_AverageAnnualReturnYear05	5.01%
Past 10 Years	rr_AverageAnnualReturnYear10	4.13%

[1]	The Fund���s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Institutional Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees��� deferred compensation plan) exceed 0.50% of its average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

A, C, Select Shares | JPMorgan SmartAllocation Income Fund
JPMorgan SmartAllocation Income Fund Class/Ticker: A/SAIAX; C/SAICX; Select/SIASX
What is the goal of the Fund?
The Fund seeks to provide total return.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 17 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan SmartAllocation Income Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	3.75%		none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan SmartAllocation Income Fund		Class A	Class C	Select Class
Management Fees		0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		5.22%	5.21%	5.21%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		4.97%	4.96%	4.96%
Acquired Fund Fees and Expenses (Underlying Fund)		0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses		6.06%	6.55%	5.80%
Fee Waivers and/or Expense Reimbursements	[1]	(5.08%)	(5.07%)	(5.07%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.98%	1.48%	0.73%
[1]	The Fund���s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees��� deferred compensation plan incurred by the Fund and any underlying fund and (2) acquired fund fees incurred by an underlying fund) exceed 0.98%, 1.48% and 0.73% of the average daily net assets of Class A, Class C, and Select Class Shares, respectively. This contract cannot be terminated prior to 7/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, C, Select Shares JPMorgan SmartAllocation Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	471	1,672	2,847	5,678
CLASS C SHARES ($)	251	1,486	2,780	5,844
SELECT CLASS SHARES ($)	75	1,274	2,455	5,325

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, C, Select Shares JPMorgan SmartAllocation Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	471	1,672	2,847	5,678
CLASS C SHARES ($)	151	1,486	2,780	5,844
SELECT CLASS SHARES ($)	75	1,274	2,455	5,325

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period (June 29, 2012 through February 28, 2013), the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund seeks to provide exposure to a broadly diversified portfolio of U.S. and non-U.S. (including emerging markets) fixed income securities. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will strategically and tactically allocate the Fund's assets across fixed income sub-asset classes seeking attractive risk-adjusted returns. The Adviser expects to manage the Fund's portfolio to maintain an average duration and credit quality comparable to the Barclays US Aggregate Index, the Fund's benchmark (Benchmark). As of May 31, 2013, the Fund's Benchmark had an average duration of 5.45 years and average credit quality of Aa1/Aa2, according to Moody's Investor Service, Inc. rating methodology.

The Fund intends to gain exposure to fixed income securities primarily by investing in J.P. Morgan Funds and exchange traded funds (ETFs) managed by unaffiliated investment advisers (unaffiliated ETFs) (collectively, the "underlying funds"). The Fund may also invest directly in individual securities. Fixed income securities that the Fund will invest in include corporate bonds, high yield securities (junk bonds), debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions, floating rate securities, inflation-indexed bonds, and inflation-linked securities such as Treasury Inflation Protected Securities (TIPS), fixed income-linked derivatives and underlying funds that invest primarily in such instruments.

In managing the Fund, the Adviser establishes strategic target allocations among fixed income sub-asset classes on at least an annual basis. In determining the strategic target allocations, the Adviser focuses on fixed income sub-asset classes and underlying funds that it believes will outperform the Fund's Benchmark over the long term. The Adviser will review these allocations at least annually and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding or removing fixed income sub-asset classes or underlying funds, changing the fixed income sub-asset class allocations or allocations to underlying funds or maintaining the strategic target allocations for longer or shorter periods of time.

The Fund's strategic target allocations among fixed income sub-asset classes as of the date of this prospectus are set forth below:

Asset Class	Strategic Target[1] Allocation	Ranges
U.S. Fixed Income	76%	+/- 20%
Floating Rate Debt	8%	+/- 10%
High Yield	8%	+/- 10%
Emerging Markets Debt	8%	+/- 10%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The Adviser will also use tactical allocations to pursue short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including futures contracts. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by the ranges indicated above. These ranges apply to both the fixed income sub-asset classes and types of underlying funds that provide exposure to these fixed income sub-asset classes. The Adviser will review its tactical allocations on a periodic basis and may make modifications in its discretion. Updated information concerning the Fund's actual allocations to underlying funds and investments will be available in the Fund's shareholder reports and on the Fund's website from time to time.

In addition to investing in underlying funds and individual securities, the Fund may also invest in other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts for purposes of cash management and to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. Futures may also be used for interest rate risk management to adjust the duration position of the Fund.

The Adviser may hire sub-advisers to manage any of the sub-asset classes noted above and to make direct investments in securities and other financial instruments. When using subadvisers to manage the Fund’s assets, the Adviser, subject to certain conditions and oversight by the Fund’s Board of Trustees, will have the right to hire, terminate, or replace subadvisers without shareholder approval.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund's investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund's Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund's investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund's investments in an underlying fund may create a conflict of interest.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

ETF Risk. The Fund and underlying funds may invest in shares of ETFs. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to fixed income sub-asset classes and investments. The Fund's tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the strategic target allocation from time to time.

Interest Rate Risk. The Fund's and the underlying funds' investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. The Fund and the underlying funds invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Securities with greater interest rate sensitivity and longer durations tend to produce higher yields, but are subject to greater fluctuations in value. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund's and the underlying funds' investments are subject to the risk that a counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Government Securities Risk. The Fund and the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund and the underlying funds may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called "sub-prime" mortgages that are subject to certain other risks including prepayment and call risks. Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund or underlying fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund or underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund or underlying fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage related securities. The risk of default, as described under "Credit Risk", for "sub-prime" mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The Fund or underlying fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the Adviser, the Fund or underlying fund could lose all or substantially all of its investment in inverse IOs.

High Yield Securities and Loan Risk. The Fund and the underlying funds invest in securities including junk bonds, loan assignments and participations (Loans) and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Loans are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. Loans that are deemed to be liquid at the time of purchase may become illiquid. No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to the Fund. Because some Loans may have a more limited secondary market, liquidity risk may be more pronounced for the Fund. When Loans are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded "delivery versus payment," the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. These risks are magnified in countries in "emerging markets." The Fund may focus its investments in a single country or small group of countries and be subject to greater volatility than a more geographically diversified fund. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Sovereign Debt Risk. The Fund and the underlying funds may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country's economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Smaller Company Risk. Investments in smaller cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives, including futures, may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty. In addition, the Fund and certain of the underlying funds may use derivatives for non-hedging purposes, which increases the Fund's or the underlying funds' potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund and the underlying funds do not have a claim on the reference assets and are subject to enhanced counterparty risk.

Index Investing Risk. Certain of the underlying funds, including ETFs, in which the Fund may invest are index funds. Index funds are not actively managed and are designed to track the performance and holdings of a specified index. Securities may be purchased, held and sold by an index fund at times when an actively managed fund would not do so. There is also the risk that the underlying fund's performance may not correlate with the performance of the index.

Direct Investment Risk. The Fund's direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks).

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund's securities goes down, the value of your investment in the Fund will be affected.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
The Fund commenced operations on June 29, 2012 and, therefore, has limited performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
A, C, Select Shares | JPMorgan SmartAllocation Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartAllocation Income Fund Class/Ticker: A/SAIAX; C/SAICX; Select/SIASX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 17 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/14
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period (June 29, 2012 through February 28, 2013), the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to provide exposure to a broadly diversified portfolio of U.S. and non-U.S. (including emerging markets) fixed income securities. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will strategically and tactically allocate the Fund's assets across fixed income sub-asset classes seeking attractive risk-adjusted returns. The Adviser expects to manage the Fund's portfolio to maintain an average duration and credit quality comparable to the Barclays US Aggregate Index, the Fund's benchmark (Benchmark). As of May 31, 2013, the Fund's Benchmark had an average duration of 5.45 years and average credit quality of Aa1/Aa2, according to Moody's Investor Service, Inc. rating methodology.

The Fund intends to gain exposure to fixed income securities primarily by investing in J.P. Morgan Funds and exchange traded funds (ETFs) managed by unaffiliated investment advisers (unaffiliated ETFs) (collectively, the "underlying funds"). The Fund may also invest directly in individual securities. Fixed income securities that the Fund will invest in include corporate bonds, high yield securities (junk bonds), debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions, floating rate securities, inflation-indexed bonds, and inflation-linked securities such as Treasury Inflation Protected Securities (TIPS), fixed income-linked derivatives and underlying funds that invest primarily in such instruments.

In managing the Fund, the Adviser establishes strategic target allocations among fixed income sub-asset classes on at least an annual basis. In determining the strategic target allocations, the Adviser focuses on fixed income sub-asset classes and underlying funds that it believes will outperform the Fund's Benchmark over the long term. The Adviser will review these allocations at least annually and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding or removing fixed income sub-asset classes or underlying funds, changing the fixed income sub-asset class allocations or allocations to underlying funds or maintaining the strategic target allocations for longer or shorter periods of time.

The Fund's strategic target allocations among fixed income sub-asset classes as of the date of this prospectus are set forth below:

Asset Class	Strategic Target[1] Allocation	Ranges
U.S. Fixed Income	76%	+/- 20%
Floating Rate Debt	8%	+/- 10%
High Yield	8%	+/- 10%
Emerging Markets Debt	8%	+/- 10%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The Adviser will also use tactical allocations to pursue short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including futures contracts. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by the ranges indicated above. These ranges apply to both the fixed income sub-asset classes and types of underlying funds that provide exposure to these fixed income sub-asset classes. The Adviser will review its tactical allocations on a periodic basis and may make modifications in its discretion. Updated information concerning the Fund's actual allocations to underlying funds and investments will be available in the Fund's shareholder reports and on the Fund's website from time to time.

In addition to investing in underlying funds and individual securities, the Fund may also invest in other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts for purposes of cash management and to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. Futures may also be used for interest rate risk management to adjust the duration position of the Fund.

		The Adviser may hire sub-advisers to manage any of the sub-asset classes noted above and to make direct investments in securities and other financial instruments. When using subadvisers to manage the Fund’s assets, the Adviser, subject to certain conditions and oversight by the Fund’s Board of Trustees, will have the right to hire, terminate, or replace subadvisers without shareholder approval.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund's investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund's Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund's investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund's investments in an underlying fund may create a conflict of interest.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

ETF Risk. The Fund and underlying funds may invest in shares of ETFs. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to fixed income sub-asset classes and investments. The Fund's tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the strategic target allocation from time to time.

Interest Rate Risk. The Fund's and the underlying funds' investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. The Fund and the underlying funds invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Securities with greater interest rate sensitivity and longer durations tend to produce higher yields, but are subject to greater fluctuations in value. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund's and the underlying funds' investments are subject to the risk that a counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Government Securities Risk. The Fund and the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund and the underlying funds may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called "sub-prime" mortgages that are subject to certain other risks including prepayment and call risks. Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund or underlying fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund or underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund or underlying fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage related securities. The risk of default, as described under "Credit Risk", for "sub-prime" mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The Fund or underlying fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the Adviser, the Fund or underlying fund could lose all or substantially all of its investment in inverse IOs.

High Yield Securities and Loan Risk. The Fund and the underlying funds invest in securities including junk bonds, loan assignments and participations (Loans) and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Loans are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. Loans that are deemed to be liquid at the time of purchase may become illiquid. No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to the Fund. Because some Loans may have a more limited secondary market, liquidity risk may be more pronounced for the Fund. When Loans are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded "delivery versus payment," the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. These risks are magnified in countries in "emerging markets." The Fund may focus its investments in a single country or small group of countries and be subject to greater volatility than a more geographically diversified fund. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Sovereign Debt Risk. The Fund and the underlying funds may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country's economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Smaller Company Risk. Investments in smaller cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives, including futures, may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty. In addition, the Fund and certain of the underlying funds may use derivatives for non-hedging purposes, which increases the Fund's or the underlying funds' potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund and the underlying funds do not have a claim on the reference assets and are subject to enhanced counterparty risk.

Index Investing Risk. Certain of the underlying funds, including ETFs, in which the Fund may invest are index funds. Index funds are not actively managed and are designed to track the performance and holdings of a specified index. Securities may be purchased, held and sold by an index fund at times when an actively managed fund would not do so. There is also the risk that the underlying fund's performance may not correlate with the performance of the index.

Direct Investment Risk. The Fund's direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks).

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund's securities goes down, the value of your investment in the Fund will be affected.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on June 29, 2012 and, therefore, has limited performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on June 29, 2012 and, therefore, has limited performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
A, C, Select Shares | JPMorgan SmartAllocation Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	4.97%
Other Expenses	rr_OtherExpensesOverAssets	5.22%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.06%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.08%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.98%	[2]
1 Year	rr_ExpenseExampleYear01	471
3 Years	rr_ExpenseExampleYear03	1,672
5 Years	rr_ExpenseExampleYear05	2,847
10 Years	rr_ExpenseExampleYear10	5,678
1 Year	rr_ExpenseExampleNoRedemptionYear01	471
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,672
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,847
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,678
A, C, Select Shares | JPMorgan SmartAllocation Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	4.96%
Other Expenses	rr_OtherExpensesOverAssets	5.21%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.55%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.48%	[2]
1 Year	rr_ExpenseExampleYear01	251
3 Years	rr_ExpenseExampleYear03	1,486
5 Years	rr_ExpenseExampleYear05	2,780
10 Years	rr_ExpenseExampleYear10	5,844
1 Year	rr_ExpenseExampleNoRedemptionYear01	151
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,486
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,780
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,844
A, C, Select Shares | JPMorgan SmartAllocation Income Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	4.96%
Other Expenses	rr_OtherExpensesOverAssets	5.21%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.80%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.73%	[2]
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	1,274
5 Years	rr_ExpenseExampleYear05	2,455
10 Years	rr_ExpenseExampleYear10	5,325
1 Year	rr_ExpenseExampleNoRedemptionYear01	75
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,274
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,455
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,325

[1]	(under $1 million)
[2]	The Fund���s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees��� deferred compensation plan incurred by the Fund and any underlying fund and (2) acquired fund fees incurred by an underlying fund) exceed 0.98%, 1.48% and 0.73% of the average daily net assets of Class A, Class C, and Select Class Shares, respectively. This contract cannot be terminated prior to 7/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

R2, R5, R6 Shares | JPMorgan SmartAllocation Income Fund
JPMorgan SmartAllocation Income Fund Class/Ticker: R2/SAIRX; R5/SIARX; R6/SINRX
What is the goal of the Fund?
The Fund seeks to provide total return.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses R2, R5, R6 Shares JPMorgan SmartAllocation Income Fund		Class R2	Class R5	Class R6
Management Fees		0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees		0.50%	none	none
Other Expenses		5.21%	5.01%	4.96%
Shareholder Service Fees		0.25%	0.05%	none
Remainder of Other Expenses		4.96%	4.96%	4.96%
Acquired Fund Fees and Expenses (Underlying Fund)		0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses		6.30%	5.60%	5.55%
Fee Waivers and/or Expense Reimbursements	[1]	(5.07%)	(5.07%)	(5.07%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.23%	0.53%	0.48%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan incurred by the Fund and any underlying fund and (2) acquired fund fees incurred by an underlying fund) exceed 1.23%, 0.53% and 0.48% of the average daily net assets of Class R2, Class R5, and Class R6 Shares, respectively. This contract cannot be terminated prior to 7/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example R2, R5, R6 Shares JPMorgan SmartAllocation Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES	125	1,416	2,673	5,676
CLASS R5 SHARES	54	1,217	2,366	5,179
CLASS R6 SHARES	49	1,203	2,344	5,142

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period (June 29, 2012 through February 28, 2013), the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund seeks to provide exposure to a broadly diversified portfolio of U.S. and non-U.S. (including emerging markets) fixed income securities. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will strategically and tactically allocate the Fund's assets across fixed income sub-asset classes seeking attractive risk-adjusted returns. The Adviser expects to manage the Fund's portfolio to maintain an average duration and credit quality comparable to the Barclays US Aggregate Index, the Fund's benchmark (Benchmark). As of May 31, 2013, the Fund's Benchmark had an average duration of 5.45 years and average credit quality of Aa1/Aa2, according to Moody's Investor Service, Inc. rating methodology.

The Fund intends to gain exposure to fixed income securities primarily by investing in J.P. Morgan Funds and exchange traded funds (ETFs) managed by unaffiliated investment advisers (unaffiliated ETFs) (collectively, the "underlying funds"). The Fund may also invest directly in individual securities. Fixed income securities that the Fund will invest in include corporate bonds, high yield securities (junk bonds), debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions, floating rate securities, inflation-indexed bonds, and inflation-linked securities such as Treasury Inflation Protected Securities (TIPS), fixed income-linked derivatives and underlying funds that invest primarily in such instruments.

In managing the Fund, the Adviser establishes strategic target allocations among fixed income sub-asset classes on at least an annual basis. In determining the strategic target allocations, the Adviser focuses on fixed income sub-asset classes and underlying funds that it believes will outperform the Fund's Benchmark over the long term. The Adviser will review these allocations at least annually and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding or removing fixed income sub-asset classes or underlying funds, changing the fixed income sub-asset class allocations or allocations to underlying funds or maintaining the strategic target allocations for longer or shorter periods of time.

The Fund's strategic target allocations among fixed income sub-asset classes as of the date of this prospectus are set forth below:

Asset Class	Strategic Target[1] Allocation	Ranges
U.S. Fixed Income	76%	+/- 20%
Floating Rate Debt	8%	+/- 10%
High Yield	8%	+/- 10%
Emerging Markets Debt	8%	+/- 10%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The Adviser will also use tactical allocations to pursue short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including futures contracts. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by the ranges indicated above. These ranges apply to both the fixed income sub-asset classes and types of underlying funds that provide exposure to these fixed income sub-asset classes. The Adviser will review its tactical allocations on a periodic basis and may make modifications in its discretion. Updated information concerning the Fund's actual allocations to underlying funds and investments will be available in the Fund's shareholder reports and on the Fund's website from time to time.

In addition to investing in underlying funds and individual securities, the Fund may also invest in other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts for purposes of cash management and to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. Futures may also be used for interest rate risk management to adjust the duration position of the Fund.

The Adviser may hire sub-advisers to manage any of the sub-asset classes noted above and to make direct investments in securities and other financial instruments. When using subadvisers to manage the Fund's assets, the Adviser, subject to certain conditions and oversight by the Fund's Board of Trustees, will have the right to hire, terminate, or replace subadvisers without shareholder approval.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund's investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund's Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund's investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund's investments in an underlying fund may create a conflict of interest.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

ETF Risk. The Fund and underlying funds may invest in shares of ETFs. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to fixed income sub-asset classes and investments. The Fund's tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the strategic target allocation from time to time.

Interest Rate Risk. The Fund's and the underlying funds' investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. The Fund and the underlying funds invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Securities with greater interest rate sensitivity and longer durations tend to produce higher yields, but are subject to greater fluctuations in value. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund's and the underlying funds' investments are subject to the risk that a counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Government Securities Risk. The Fund and the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund and the underlying funds may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called "sub-prime" mortgages that are subject to certain other risks including prepayment and call risks. Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund or underlying fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund or underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund or underlying fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage related securities. The risk of default, as described under "Credit Risk", for "sub-prime" mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The Fund or underlying fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the Adviser, the Fund or underlying fund could lose all or substantially all of its investment in inverse IOs.

High Yield Securities and Loan Risk. The Fund and the underlying funds invest in securities including junk bonds, loan assignments and participations (Loans) and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Loans are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. Loans that are deemed to be liquid at the time of purchase may become illiquid. No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to the Fund. Because some Loans may have a more limited secondary market, liquidity risk may be more pronounced for the Fund. When Loans are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded "delivery versus payment," the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. These risks are magnified in countries in "emerging markets." The Fund may focus its investments in a single country or small group of countries and be subject to greater volatility than a more geographically diversified fund. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Sovereign Debt Risk. The Fund and the underlying funds may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country's economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Smaller Company Risk. Investments in smaller cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives, including futures, may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty. In addition, the Fund and certain of the underlying funds may use derivatives for non-hedging purposes, which increases the Fund's or the underlying funds' potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund and the underlying funds do not have a claim on the reference assets and are subject to enhanced counterparty risk.

Index Investing Risk. Certain of the underlying funds, including ETFs, in which the Fund may invest are index funds. Index funds are not actively managed and are designed to track the performance and holdings of a specified index. Securities may be purchased, held and sold by an index fund at times when an actively managed fund would not do so. There is also the risk that the underlying fund's performance may not correlate with the performance of the index.

Direct Investment Risk. The Fund's direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks).

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund's securities goes down, the value of your investment in the Fund will be affected.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
The Fund commenced operations on June 29, 2012 and, therefore, has limited performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
R2, R5, R6 Shares | JPMorgan SmartAllocation Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartAllocation Income Fund Class/Ticker: R2/SAIRX; R5/SIARX; R6/SINRX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/14
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period (June 29, 2012 through February 28, 2013), the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to provide exposure to a broadly diversified portfolio of U.S. and non-U.S. (including emerging markets) fixed income securities. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will strategically and tactically allocate the Fund's assets across fixed income sub-asset classes seeking attractive risk-adjusted returns. The Adviser expects to manage the Fund's portfolio to maintain an average duration and credit quality comparable to the Barclays US Aggregate Index, the Fund's benchmark (Benchmark). As of May 31, 2013, the Fund's Benchmark had an average duration of 5.45 years and average credit quality of Aa1/Aa2, according to Moody's Investor Service, Inc. rating methodology.

The Fund intends to gain exposure to fixed income securities primarily by investing in J.P. Morgan Funds and exchange traded funds (ETFs) managed by unaffiliated investment advisers (unaffiliated ETFs) (collectively, the "underlying funds"). The Fund may also invest directly in individual securities. Fixed income securities that the Fund will invest in include corporate bonds, high yield securities (junk bonds), debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions, floating rate securities, inflation-indexed bonds, and inflation-linked securities such as Treasury Inflation Protected Securities (TIPS), fixed income-linked derivatives and underlying funds that invest primarily in such instruments.

In managing the Fund, the Adviser establishes strategic target allocations among fixed income sub-asset classes on at least an annual basis. In determining the strategic target allocations, the Adviser focuses on fixed income sub-asset classes and underlying funds that it believes will outperform the Fund's Benchmark over the long term. The Adviser will review these allocations at least annually and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding or removing fixed income sub-asset classes or underlying funds, changing the fixed income sub-asset class allocations or allocations to underlying funds or maintaining the strategic target allocations for longer or shorter periods of time.

The Fund's strategic target allocations among fixed income sub-asset classes as of the date of this prospectus are set forth below:

Asset Class	Strategic Target[1] Allocation	Ranges
U.S. Fixed Income	76%	+/- 20%
Floating Rate Debt	8%	+/- 10%
High Yield	8%	+/- 10%
Emerging Markets Debt	8%	+/- 10%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The Adviser will also use tactical allocations to pursue short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including futures contracts. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by the ranges indicated above. These ranges apply to both the fixed income sub-asset classes and types of underlying funds that provide exposure to these fixed income sub-asset classes. The Adviser will review its tactical allocations on a periodic basis and may make modifications in its discretion. Updated information concerning the Fund's actual allocations to underlying funds and investments will be available in the Fund's shareholder reports and on the Fund's website from time to time.

In addition to investing in underlying funds and individual securities, the Fund may also invest in other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts for purposes of cash management and to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. Futures may also be used for interest rate risk management to adjust the duration position of the Fund.

		The Adviser may hire sub-advisers to manage any of the sub-asset classes noted above and to make direct investments in securities and other financial instruments. When using subadvisers to manage the Fund's assets, the Adviser, subject to certain conditions and oversight by the Fund's Board of Trustees, will have the right to hire, terminate, or replace subadvisers without shareholder approval.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund's investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund's Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund's investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund's investments in an underlying fund may create a conflict of interest.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

ETF Risk. The Fund and underlying funds may invest in shares of ETFs. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to fixed income sub-asset classes and investments. The Fund's tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the strategic target allocation from time to time.

Interest Rate Risk. The Fund's and the underlying funds' investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. The Fund and the underlying funds invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Securities with greater interest rate sensitivity and longer durations tend to produce higher yields, but are subject to greater fluctuations in value. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund's and the underlying funds' investments are subject to the risk that a counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Government Securities Risk. The Fund and the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund and the underlying funds may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called "sub-prime" mortgages that are subject to certain other risks including prepayment and call risks. Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund or underlying fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund or underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund or underlying fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage related securities. The risk of default, as described under "Credit Risk", for "sub-prime" mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The Fund or underlying fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the Adviser, the Fund or underlying fund could lose all or substantially all of its investment in inverse IOs.

High Yield Securities and Loan Risk. The Fund and the underlying funds invest in securities including junk bonds, loan assignments and participations (Loans) and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Loans are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. Loans that are deemed to be liquid at the time of purchase may become illiquid. No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to the Fund. Because some Loans may have a more limited secondary market, liquidity risk may be more pronounced for the Fund. When Loans are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded "delivery versus payment," the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. These risks are magnified in countries in "emerging markets." The Fund may focus its investments in a single country or small group of countries and be subject to greater volatility than a more geographically diversified fund. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Sovereign Debt Risk. The Fund and the underlying funds may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country's economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Smaller Company Risk. Investments in smaller cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives, including futures, may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty. In addition, the Fund and certain of the underlying funds may use derivatives for non-hedging purposes, which increases the Fund's or the underlying funds' potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund and the underlying funds do not have a claim on the reference assets and are subject to enhanced counterparty risk.

Index Investing Risk. Certain of the underlying funds, including ETFs, in which the Fund may invest are index funds. Index funds are not actively managed and are designed to track the performance and holdings of a specified index. Securities may be purchased, held and sold by an index fund at times when an actively managed fund would not do so. There is also the risk that the underlying fund's performance may not correlate with the performance of the index.

Direct Investment Risk. The Fund's direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks).

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund's securities goes down, the value of your investment in the Fund will be affected.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on June 29, 2012 and, therefore, has limited performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on June 29, 2012 and, therefore, has limited performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
R2, R5, R6 Shares | JPMorgan SmartAllocation Income Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	4.96%
Other Expenses	rr_OtherExpensesOverAssets	5.21%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.30%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.23%	[1]
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	1,416
5 Years	rr_ExpenseExampleYear05	2,673
10 Years	rr_ExpenseExampleYear10	5,676
R2, R5, R6 Shares | JPMorgan SmartAllocation Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	4.96%
Other Expenses	rr_OtherExpensesOverAssets	5.01%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.60%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.53%	[1]
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	1,217
5 Years	rr_ExpenseExampleYear05	2,366
10 Years	rr_ExpenseExampleYear10	5,179
R2, R5, R6 Shares | JPMorgan SmartAllocation Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	4.96%
Other Expenses	rr_OtherExpensesOverAssets	4.96%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.55%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.48%	[1]
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	1,203
5 Years	rr_ExpenseExampleYear05	2,344
10 Years	rr_ExpenseExampleYear10	5,142

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan incurred by the Fund and any underlying fund and (2) acquired fund fees incurred by an underlying fund) exceed 1.23%, 0.53% and 0.48% of the average daily net assets of Class R2, Class R5, and Class R6 Shares, respectively. This contract cannot be terminated prior to 7/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 27, 2013